       As filed with the Securities and Exchange Commission on June 3, 2004

                                        Registration Nos. 811-8437 and 333-37711

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                         Pre-Effective Amendment No.____                 [ ]
                       Post-Effective Amendment No. 21                   [X]
                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                                Amendment No. 23
                        (Check appropriate box or boxes)

                           UNDISCOVERED MANAGERS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              Plaza of the Americas
                             700 North Pearl Street
                               Dallas, Texas 75201
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 348-4782

                                  WAYNE CHAN
                    c\o J.P. Morgan Funds Distributors, Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and Address of Agent for Service)

                                   COPIES TO:

       Counsel for the Fund:                       NINA SHENKER, Esq.
     JOHN E. BAUMGARDNER, Esq.          J.P. Morgan Investment Management, Inc.
        Sullivan & Cromwell                         522 Fifth Avenue
          125 Broad Street        and           New York, New York 10036
      New York, New York 10004

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

  /X/ immediately upon filing pursuant to paragraph (b)

  / / on (date) pursuant to paragraph (b)

  / / 60 days after filing pursuant to paragraph (a)(1)

  / / on (date) pursuant to paragraph (a)(1)

  / / 75 days after filing pursuant to paragraph (a)(2)

  / / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

  / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment only relates to Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund, Undiscovered Managers REIT Fund and UM Small Cap Growth Fund, each a series of the Registrant. No prospectus or statement of additional information contained in the Registrant's registration statement is amended or superseded hereby to the extent that the prospectus or statement of additional information relates to any other series of the Registrant.

JPMORGAN FUNDS


PROSPECTUS JUNE 4 2004


[GRAPHIC]

UNDISCOVERED MANAGERS FUNDS


CLASS A, CLASS B AND CLASS C SHARES


UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
UNDISCOVERED MANAGERS REIT FUND

UM SMALL CAP GROWTH FUND (CLASS A)



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

TABLE OF CONTENTS


The Funds                                                                      2

WHAT YOU SHOULD KNOW ABOUT THE FUNDS' INVESTMENT
STRATEGIES, RISKS, PERFORMANCE, EXPENSES AND MANAGEMENT

Undiscovered Managers Behavioral Growth Fund                                   2
Undiscovered Managers Behavioral Value Fund                                    5
Undiscovered Managers REIT Fund                                                8
UM Small Cap Growth Fund                                                      11
The Funds' Estimated Fees and Expenses                                        14
Other Policies and Additional Disclosure on Risks                             22
The Funds' Management                                                         24

HOW YOUR ACCOUNT WORKS                                                        28

Buying Fund Shares                                                            31
Selling Fund Shares                                                           33
General Shareholder Services                                                  34
Exchanging Fund Shares                                                        34
Other Information Concerning the Funds                                        35
Dividends, Distributions and Taxes                                            36
Performance of Accounts (Unaudited)                                           37

Where to get More Information about the Funds                         Back Cover

THE FUNDS


Undiscovered Managers Funds has four investment portfolios. Three of these portfolios, the Undiscovered Managers Behavioral Growth Fund portfolio (the "Behavioral Growth Fund"), the Undiscovered Managers Behavioral Value Fund portfolio (the "Behavioral Value Fund") and the Undiscovered Managers REIT Fund portfolio (the "REIT Fund") (each a "Fund" and together the "Funds"), are offering Class A, Class B and Class C Shares through this Prospectus. The UM Small Cap Growth Fund portfolio (the "Small Cap Growth Fund") is offering Class A and Class C Shares (Class C Shares of the Small Cap Growth Fund are not currently offered for sale to investors) through this Prospectus.


UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND

INVESTMENT OBJECTIVE

Growth of capital

PRINCIPAL INVESTMENT STRATEGIES

The Behavioral Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler"), believes have growth characteristics.

In selecting stocks for the Behavioral Growth Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Fuller & Thaler analyzes companies that have recently announced higher than expected earnings and seeks to determine whether the market value of a company's stock fully reflects Fuller & Thaler's expectations as to the company's future earnings and growth prospects.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

PRINCIPAL RISKS

Investing in the Behavioral Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-   A general decline in the U.S. stock markets,
-   Poor performance of individual stocks held by the Fund,
-   Potentially rapid price changes (volatility) of equity securities and
- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

FUND PERFORMANCE


Prior to the date of this prospectus, the Behavioral Growth Fund had only two classes of shares. As of the date of this prospectus, Class A, Class B and C Shares will be launched. This section shows the Fund's performance record with respect to the Fund's Investor Class Shares.* The bar chart below shows the annual total returns of the Investor Class Shares of the Behavioral Growth Fund for the 1999, 2000, 2001, 2002 and 2003 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Investor Class Shares to the returns of the Russell 2500 Growth Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year and by showing how the average annual returns of the Fund's Investor Class Shares compared with those of a broad measure of market performance.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load, which would have been assessed on Class A Shares or the contingent deferred sales load, which would have been assessed on Class B and Class C Shares. If the loads were reflected, the performance figures would have been lower.* Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provided services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements the performance figures would have been lower than those shown.


How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. From commencement of operations of the Fund's Investor Class until January 30, 2004, the Fund's investment adviser was Undiscovered Managers, LLC. Effective January 31, 2004, J.P. Morgan Investment Management Inc. ("JPMIM") became the Fund's investment adviser. Fuller & Thaler continues to serve as the Fund's sub-adviser.

[CHART]


Annual Total Returns of the Fund's Investor Class Shares* for the Calendar Years
   Ended 12/31/99, 12/31/00, 12/31/01, 12/31/02 and 12/31/03(1)


1999     65.13%
2000    -27.05%
2001    -22.69%
2002    -17.53%
2003     57.00%



*The Fund's performance is based on the Investor Class Shares of the Fund, which invests in the same portfolio of securities, but whose shares are not offered in this prospectus. The actual returns of Class A, B and C Shares would have been lower than those shown because Class A, B and C Shares have higher class expenses than Investor Class Shares.


(1)The Fund's fiscal year end is 8/31.


During the period shown in the bar chart above, the highest quarterly return of the Fund's Investor Class Shares was 35.91% for the quarter ended December 31, 1999, and the lowest quarterly return of the Fund's Investor Class Shares was (29.44)% for the quarter ended September 30, 2001. The Fund's Investor Class year-to-date total return as of 3/31/04 was 3.08%.

                   Average Annual Total Returns of the Fund's
               Investor Class Shares (for periods ended 12/31/03)*


                                                                                      SINCE COMMENCEMENT OF
                                                                                    INVESTMENT OPERATIONS OF
                                                                                    INVESTOR CLASS SHARES OF
                                                            ONE YEAR   FIVE YEARS      THE FUND (7/31/98)
-------------------------------------------------------------------------------------------------------------
Class A Shares -- Return Before Taxes                        47.95%       2.60%               5.25%
Class A Shares -- Return After Taxes on Distributions(1)     47.95%       2.14%               4.82%
Class A Shares -- Return After Taxes on
  Distributions and Sale of Fund Shares(1)                   31.17%       1.94%               4.26%
-------------------------------------------------------------------------------------------------------------
Class B Shares -- Return Before Taxes                        52.00%       3.47%               6.27%
-------------------------------------------------------------------------------------------------------------
Class C Shares -- Return Before Taxes                        56.00%       3.81%               6.41%
Russell 2500 Growth Index(2)
(Reflects no deductions for fees, expenses or taxes)         46.32%       3.83%               4.09%



* The Fund's performance is based on the Investor Class Shares of the Fund, which invests in the same portfolio of securities, but whose shares are not offered in this prospectus. The actual returns of Class A, B and C Shares would have been lower than those shown because Class A, B and C Shares have higher class expenses than Investor Class Shares.
(1) The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 2500 Growth Index consists of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
(the "Behavioral Value Fund")

INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGIES

The Behavioral Value Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler, believes have value characteristics.

In selecting stocks for the Behavioral Value Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. In an effort to take advantage of such behavioral biases, Fuller & Thaler begins by looking at companies that have price-to-earnings ratios below the median in their industry group or decreasing stock values on an absolute basis. Within such universes of stocks, Fuller & Thaler selects investments for the Fund based on such factors as recent under-performance of the company's stock relative to the market, significant share purchases by company insiders or stock repurchase activity by the company.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

PRINCIPAL RISKS

Investing in the Behavioral Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-   A general decline in the U.S. stock markets,
-   Poor performance of individual stocks held by the Fund,
-   Potentially rapid price changes (volatility) of equity securities and
- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

FUND PERFORMANCE


Prior to the date of this prospectus, the Fund had only one class of shares. As of the date of this prospectus, Class A, B and C Shares will be launched. This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares.* The bar chart below shows the annual total returns of the Institutional Class Shares of the Behavioral Value Fund for the 1999, 2000, 2001, 2002 and 2003 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class Shares to the returns of the Russell 2000 Value Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class Shares from year to year and by showing how the average annual returns of the Fund's Institutional Class Shares compared with those of a broad measure of market performance.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load, which would have been assessed on Class A Shares or the contingent deferred sales load, which would have been assessed on Class B and Class C Shares. If the loads were reflected, the performance figures would have been lower.* Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provided services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements the performance figures would have been lower than those shown.


How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

From commencement of operations of the Fund's Institutional Class until January 30, 2004, the Fund's investment adviser was Undiscovered Managers, LLC. Effective January 31, 2004, JPMIM became the Fund's investment adviser. Fuller & Thaler continues to serve as the Fund's sub-adviser.

[CHART]

     Annual Total Returns of the Fund's Institutional Class Shares* for the Calendar Years Ended 12/31/99, 12/31/00, 12/31/01, 12/31/02 and 12/31/03(1)

1999     33.11%
2000     11.75%
2001     12.87%
2002    -16.07%
2003     62.37%


*The Fund's performance is based on the Institutional Class Shares of the Fund, which invests in the same portfolio of securities, but whose shares are not offered in this prospectus. The actual returns of Class A, B and C Shares would have been lower than those shown because Class A, B and C Shares have higher class expenses than Institutional Class Shares.


(1)The Fund's fiscal year end is 8/31.


During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class Shares was 36.17% for the quarter ended June 30, 2003, and the lowest quarterly return of the Fund's Institutional Class Shares was (23.49)% for the quarter ended September 30, 2002. The Fund's Institutional Class year-to-date total return as of 3/31/04 was 8.54%.

                   Average Annual Total Returns of the Fund's
            Institutional Class Shares* (for periods ended 12/31/03)


                                                                                      SINCE COMMENCEMENT OF
                                                                                    INVESTMENT OPERATIONS OF
                                                            ONE YEAR    FIVE YEAR      THE FUND (12/28/98)
-------------------------------------------------------------------------------------------------------------
Class A Shares -- Return Before Taxes                        53.02%       16.62%              17.80%
Class A Shares -- Return After Taxes on Distributions(1)     54.42%       15.72%              16.89%
Class A Shares -- Return After Taxes on
  Distributions and Sale of Fund Shares(1)                   35.21%       14.16%              15.23%
-------------------------------------------------------------------------------------------------------------
Class B Shares -- Return Before Taxes                        57.37%       17.80%              19.10%
-------------------------------------------------------------------------------------------------------------
Class C Shares -- Return Before Taxes                        61.37%       18.00%              19.20%
Russell 2000 Value Index(2)
(Reflects no deductions for fees, expenses or taxes)         46.03%       12.28%              13.00%



* The Fund's performance is based on the Institutional Class Shares of the Fund, which invests in the same portfolio of securities, but whose shares are not offered in this prospectus. The actual returns of Class A, B and C Shares would have been lower than those shown because Class A, B and C Shares have higher class expenses than Institutional Class Shares.
(1) The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Value Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with lower price-to-book ratios and lower forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS REIT FUND
(the "REIT Fund")

INVESTMENT OBJECTIVE

High total investment return through a combination of capital appreciation and current income

PRINCIPAL INVESTMENT STRATEGIES

The REIT Fund seeks to achieve its objective by investing substantially all of its assets, and in any event under normal circumstances at least 80% of its net assets (plus the amount of any borrowings for investment purposes), in equity securities of real estate investment trusts ("REITs"), including REITs with relatively small market capitalization. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy. The Fund may invest in both equity REITs and mortgage REITs. Equity REITs take ownership interests in real estate. Mortgage REITs invest in mortgages (loans secured by interests in real estate).

As investment adviser to the REIT Fund, JPMIM manages the portfolio utilizing a disciplined investment process that focuses on superior stock selection rather than sector or theme bets. JPMIM's portfolio management team continuously screens the target universe of investments, selecting companies that exhibit superior financial strength, operating returns and attractive growth prospects.

The investment style of the REIT Fund is growth at a reasonable price. The portfolio managers take an in-depth look at each company's ability to generate earnings over a long-term business cycle, rather than focusing solely on near-term expectations. These research efforts allow the portfolio management team to determine the company's normalized earnings and growth potential, from which they evaluate whether the company's current price fully reflects its long-term value.

The Fund is "non-diversified" as defined in the Investment Company Act of 1940.

PRINCIPAL RISKS

Investing in the REIT Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-   A general decline in the U.S. stock markets,
-   Poor performance of individual stocks held by the Fund,
-   Potentially rapid price changes (volatility) of equity securities,
- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or properties, limited markets and less liquidity than larger companies),
- The risks of being non-diversified (greater susceptibility to risks associated with particular issuers than a diversified fund since a non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund) and
- The risks associated with investment in a portfolio consisting primarily of REITs. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. The prices of mortgage REITs are affected by the quality of any credit they extend, the credit worthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. A REIT must distribute 90% of its taxable income to qualify for beneficial federal tax treatment. If a REIT is unable to qualify, then it would be taxed as a corporation and distributions to shareholders would be reduced. Although the Fund does not invest directly in real estate, an investment in the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.
- The Fund may invest up to 15% of net assets in illiquid holdings. The Fund could have difficulty valuing these holdings precisely. The Fund could also be unable to sell these illiquid holdings at the time or price it desires.

FUND PERFORMANCE


Prior to the date of this prospectus, the Fund had only one class of shares. As of the date of this prospectus, Class A, B and C Shares will be launched. This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares.* The bar chart below shows the annual total returns of the Institutional Class Shares of the REIT Fund for the 1998, 1999, 2000, 2001, 2002 and 2003 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class Shares to the returns of the Morgan Stanley REIT Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class Shares from year to year and by showing how the average annual returns of the Fund's Institutional Class Shares compared with those of a broad measure of market performance.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load, which would have been assessed on Class A Shares or the contingent deferred sales load, which would have been assessed on Class B and Class C Shares. If the loads were reflected, the performance figures would have been lower.* Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C Shares reflects the deduction of the applicable contingent deferred sales load.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provided services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements the performance figures would have been lower than those shown.


How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

From commencement of operations of the Fund's Institutional Class until January 1, 2004, the Fund was sub-advised by Bay Isle Financial LLC ("Bay Isle") or its predecessor firm, Bay Isle Financial Corporation, with Undiscovered Managers, LLC serving as the investment adviser. From January 1 until January 30, 2004, JPMIM replaced Bay Isle as the Fund's sub-adviser, with Undiscovered Managers, LLC continuing to serve as the investment adviser. Effective January 31, 2004, JPMIM became the Fund's investment adviser and the subadvisory agreement between Undiscovered Managers, LLC and JPMIM was terminated.

[CHART]

     Annual Total Returns of the Fund's Institutional Class Shares* for the
      Calendar Years Ended 12/31/98, 12/31/99, 12/31/00, 12/31/01, 12/31/02
                                 and 12/31/03(1)

1998    -9.76%
1999    -0.39%
2000    31.54%
2001    10.03%
2002     4.50%
2003    36.51%


*The Fund's performance is based on the Institutional Class Shares of the Fund, which invests in the same portfolio of securities, but whose shares are not offered in this prospectus. The actual returns of Class A, B and C Shares would have been lower than those shown because Class A, B and C Shares have higher class expenses than Institutional Class Shares.


(1)The Fund's fiscal year end is 8/31.


During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class Shares was 12.25% for the quarter ended June 30, 1999, and the lowest quarterly return of the Fund's Institutional Class Shares was (7.53)% for the quarter ended September 30, 2002. The Fund's Institutional Class year-to-date total return as of 3/31/04 was 13.45%.

                   Average Annual Total Returns of the Fund's
            Institutional Class Shares* (for periods ended 12/31/03)


                                                                                      SINCE COMMENCEMENT OF
                                                                                    INVESTMENT OPERATIONS OF
                                                            ONE YEAR   FIVE YEAR        THE FUND (1/1/98)
-------------------------------------------------------------------------------------------------------------
Class A Shares -- Return Before Taxes                        28.65%      14.61%                9.77%
Class A Shares -- Return After Taxes on Distributions(1)     26.85%      12.48%                8.25%
Class A Shares -- Return After Taxes on
  Distributions and Sale of Fund Shares(1)                   18.45%      11.24%                7.46%
-------------------------------------------------------------------------------------------------------------
Class B Shares -- Return Before Taxes                        31.51%      15.29%               10.76%
-------------------------------------------------------------------------------------------------------------
Class C Shares -- Return Before Taxes                        35.51%      15.51%               10.86%
Morgan Stanley REIT Index(2)
(Reflects no deductions for fees, expenses or taxes)         36.74%      14.11%                8.24%



* The Fund's performance is based on the Institutional Class Shares of the Fund, which invests in the same portfolio of securities, but whose shares are not offered in this prospectus. The actual returns of Class A, B and C Shares would have been lower than those shown because Class A, B and C Shares have higher class expenses than Institutional Class Shares.
(1) The after-tax returns are shown for only the Class A Shares, and not the other classes offered by this prospectus, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Morgan Stanley REIT Index is a market capitalization weighted total return index of 110 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UM SMALL CAP GROWTH FUND
(the "Small Cap Growth Fund")

INVESTMENT OBJECTIVE

Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGIES

The Small Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with market capitalizations of $2.5 billion or less that the Fund's sub-adviser, Mazama Capital Management, Inc. ("Mazama"), believes possess superior growth characteristics. Mazama utilizes a proprietary Price Performance Model to assist it in identifying growth companies it believes are undervalued relative to their management quality and earnings potential.

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of companies with total market capitalizations of $2.5 billion or less at the time of purchase. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy.

PRINCIPAL RISKS

Investing in the Small Cap Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-   A general decline in the U.S. stock markets,
-   Poor performance of individual stocks held by the Fund,
-   Potentially rapid price changes (volatility) of equity securities and
- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

FUND PERFORMANCE


Prior to the date of this prospectus, the Fund had only one class of shares. As of the date of this prospectus, Class A and C Shares will be launched. This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares.* The bar chart below shows the annual total returns of the Institutional Class Shares of the Small Cap Growth Fund for the 2001, 2002 and 2003 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class Shares to the returns of the Russell 2000 Growth Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class Shares from year to year and by showing how the average annual returns of the Fund's Institutional Class Shares compared with those of a broad measure of market performance.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load, which would have been assessed on Class A Shares or the contingent deferred sales load, which would have been assessed on Class C Shares. If the loads were reflected, the performance figures would have been lower.* Performance figures in the table for the Class A Shares reflects the deduction of the maximum front end sales load and the performance for Class C Shares reflects the deduction of the applicable contingent deferred sales load.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provided services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements the performance figures would have been lower than those shown.


How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

From commencement of operations of the Fund's Institutional Class until January 30, 2004, the Fund's investment adviser was Undiscovered Managers, LLC. Effective January 31, 2004, JPMIM became the Fund's investment adviser. Mazama continues to serve as the Fund's sub-adviser.

[CHART]

         Annual Total Returns of the Fund's Institutional Class Shares* for the Calendar Years Ended 12/31/01, 12/31/02 and 12/31/03(1)

2001      4.74%
2002    -38.62%
2003     72.52%

*The Fund's performance is based on the Institutional Class Shares of the Fund, which invests in the same portfolio of securities, but whose shares are not offered in this prospectus. The actual returns of Class A and C Shares would have been lower than those shown because Class A and C Shares have higher class expenses than Institutional Class Shares.

(1)The Fund's fiscal year end is 8/31.


During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class Shares was 41.28% for the quarter ended December 31, 2001, and the lowest quarterly return of the Fund's Institutional Class Shares was (34.51)% for the quarter ended September 30, 2001. The Fund's Institutional Class year-to-date total return as of 3/31/04 was 6.80%.

                   Average Annual Total Returns of the Fund's
            Institutional Class Shares* (for periods ended 12/31/03)

                                                                         SINCE COMMENCEMENT OF
                                                                       INVESTMENT OPERATIONS OF
                                                            ONE YEAR      THE FUND (10/02/00)
------------------------------------------------------------------------------------------------
Class A Shares -- Return Before Taxes                        62.68%             (6.67)%
Class A Shares -- Return After Taxes on Distributions(1)     62.24%             (6.78)%
Class A Shares -- Return After Taxes on Distributions and
  Sale of Fund Shares(1)                                     40.91%             (5.65)%
------------------------------------------------------------------------------------------------
Class C Shares -- Return Before Taxes                        71.52%             (4.69)%
------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(2)
(Reflects no deductions for fees, expenses or taxes)         48.54%             (8.44)%

* The Fund's performance is based on the Institutional Class Shares of the Fund, which invests in the same portfolio of securities, but whose shares are not offered in this prospectus. The actual returns of Class A and C Shares would have been lower than those shown because Class A and C Shares have higher class expenses than Institutional Class Shares.

(1) The after-tax returns are shown for only the Class A Shares, and not the other class offered by this prospectus, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Growth Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

THE FUNDS' ESTIMATED FEES AND EXPENSES


This table describes the estimated fees and expenses that you may pay if you buy and hold Class A, Class B or Class C Shares of the Behavioral Growth Fund.



                                                                       BEHAVIORAL GROWTH FUND
                                                               CLASS A         CLASS B        CLASS C
                                                               SHARES         SHARES***       SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases*                5.75%          none           none
Maximum Deferred Sales Charge (Load)                             none**         5.00%          1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends      none           none           none
Redemption Fees                                                  none           none           none
Exchange Fees                                                    none           none           none

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
Management Fees                                                  0.95%          0.95%          0.95%
Distribution (Rule 12b-1) Fees(1)                                0.25%          0.75%          0.75%
Shareholder Service Fees                                         0.25%          0.25%          0.25%
Other Expenses(2)                                                0.42%          0.42%          0.42%
Total Annual Fund Operating Expenses                             1.87%          2.37%          2.37%
Fee Waiver and Expense Reimbursement(3)                         (0.22)%        (0.22)%        (0.22)%
Net Expenses(3)                                                  1.65%          2.15%          2.15%


* The offering price is the net asset value of the shares purchase plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works".
** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

*** Class B Shares automatically convert to Class A Shares after eight years.

(1) 12b-1 fees cause long-term shareholders to pay more than would be permitted if such fees were a front-end sales charge.

(2) "Other Expenses" are based on estimated expenses for the current fiscal year.
(3) Reflects written agreements pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Class A Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the net expenses shown above through June 4, 2006, and the Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the net expenses shown above through June 4, 2005. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.


EXAMPLE


The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:


-   $10,000 initial investment,
-   5% return each year, and

- net expenses through 6/4/06 for Class A Shares and 6/4/05 for Class B and Class C Shares, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                                 BEHAVIORAL GROWTH FUND
                                    CLASS A*            CLASS B**        CLASS C**
One Year                            $   733                 718           $   318
Three Years                         $ 1,088               1,018           $   718
Five Years                          $ 1,488               1,446           $ 1,246
Ten Years                           $ 2,605               2,565+          $ 2,689


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                                BEHAVIORAL GROWTH FUND
                                           CLASS B                    CLASS C
One Year                                   $   218                    $   218
Three Years                                $   718                    $   718
Five Years                                 $ 1,246                    $ 1,246
Ten Years                                  $ 2,565+                   $ 2,689


*   Assumes Sales Charge is deducted when shares are purchased.
**  Assumes applicable deferred sales charge is deducted when shares are sold.

+ Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

This table describes the estimated fees and expenses that you may pay if you buy and hold Class A, Class B or Class C Shares of the Behavioral Value Fund.



                                                                        BEHAVIORAL VALUE FUND
                                                                CLASS A      CLASS B***       CLASS C
                                                                SHARES         SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases*                5.75%          none           none
Maximum Deferred Sales Charge (Load)                             none**         5.00%          1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends      none           none           none
Redemption Fees                                                  none           none           none
Exchange Fees                                                    none           none           none

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
Management Fees                                                  1.05%          1.05%          1.05%
Distribution (Rule 12b-1) Fees(1)                                0.25%          0.75%          0.75%
Shareholder Service Fees                                         0.25%          0.25%          0.25%
Other Expenses(2)                                                0.60%          0.60%          0.60%
Total Annual Fund Operating Expenses                             2.15%          2.65%          2.65%
Fee Waiver and Expense Reimbursement(3)                         (0.55)%        (0.55)%        (0.55)%
Net Expenses(2)                                                  1.60%          2.10%          2.10%


* The offering price is the net asset value of the shares purchase plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works".
** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

*** Class B Shares automatically convert to Class A Shares after eight years.

(1) 12b-1 fees cause long-term shareholders to pay more than would be permitted if such fees were a front-end sales charge.

(2) "Other Expenses" are based on estimated expenses for the current fiscal year.

(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Class A, Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the net expenses shown above through June 4, 2005. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.


EXAMPLE


The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:


-   $10,000 initial investment,
-   5% return each year, and

-   net expenses through 6/4/05 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                                                        BEHAVIORAL VALUE FUND
                                                               CLASS A         CLASS B        CLASS C
                                                               SHARES*        SHARES**        SHARES**
One Year                                                       $   728        $   713         $   313
Three Years                                                    $ 1,159        $ 1,071         $   771
Five Years                                                     $ 1,615        $ 1,556         $ 1,356
Ten Years                                                      $ 2,874        $ 2,821+        $ 2,943


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                                                       BEHAVIORAL VALUE FUND
                                                                  CLASS B                 CLASS C
                                                                  SHARES                  SHARES
One Year                                                          $   213                 $   213
Three Years                                                       $   771                 $   771
Five Years                                                        $ 1,356                 $ 1,356
Ten Years                                                         $ 2,821+                $ 2,943


*   Assumes Sales Charge is deducted when shares are purchased.
**  Assumes applicable deferred sales charge is deducted when shares are sold.

+ Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

This table describes the estimated fees and expenses that you may pay if you buy and hold Class A, Class B or Class C Shares of the REIT Fund.



                                                                              REIT FUND
                                                               CLASS A         CLASS B        CLASS C
                                                               SHARES         SHARES***       SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases*                5.75%          none           none
Maximum Deferred Sales Charge (Load)                             none**         5.00%          1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends      none           none           none
Redemption Fees                                                  none           none           none
Exchange Fees                                                    none           none           none

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
Management Fees                                                  1.05%          1.05%          1.05%
Distribution (Rule 12b-1) Fees(1)                                0.25%          0.75%          0.75%
Shareholder Servicing Fees                                       0.25%          0.25%          0.25%
Other Expenses(2)                                                0.38%          0.38%          0.38%
Total Annual Fund Operating Expenses                             1.93%          2.43%          2.43%
Fee Waiver and Expense Reimbursement(3)                         (0.53)%        (0.53)%        (0.53)%
Net Expenses(3)                                                  1.40%          1.90%          1.90%


* The offering price is the net asset value of the shares purchase plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works".
** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.

*** Class B Shares automatically convert to Class A Shares after eight years.

(1) 12b-1 fees cause long-term shareholders to pay more than would be permitted if such fees were a front-end sales charge.

(2) "Other Expenses" are based on estimated expenses for the current fiscal year.
(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Class A, Class B and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the net expenses shown above through June 4, 2005. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.


EXAMPLE


The example below is intended to help you compare the cost of investing in Class A, Class B and Class C Shares with the cost of investing in other mutual funds. The example assumes:


-   $10,000 initial investment,
-   5% return each year, and

-   net expenses through 6/4/05 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A, Class B and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                                                              REIT FUND
                                                               CLASS A         CLASS B        CLASS C
                                                               SHARES*        SHARES**        SHARES**
One Year                                                       $   709        $   713         $   293
Three Years                                                    $ 1,098        $ 1,026         $   707
Five Years                                                     $ 1,511        $ 1,466         $ 1,248
Ten Years                                                      $ 2,659        $ 2,618+        $ 2,726


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                                                             REIT FUND
                                                                  CLASS B                 CLASS C
                                                                  SHARES                  SHARES
One Year                                                          $   213                 $   193
Three Years                                                       $   726                 $   707
Five Years                                                        $ 1,266                 $ 1,248
Ten Years                                                         $ 2,618+                $ 2,726


*   Assumes Sales Charge is deducted when shares are purchased.
**  Assumes applicable deferred sales charge is deducted when shares are sold.

+ Reflects conversion of Class B Shares to Class A Shares after they have been owned for eight years.

This table describes the estimated fees and expenses that you may pay if you buy and hold Class A or C Shares of the Small Cap Growth Fund. Class C Shares of the Small Cap Growth Fund are not currently offered for sale to investors.


                                                               UM SMALL CAP GROWTH FUND
                                                                CLASS A       CLASS C
                                                                SHARES        SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases*                5.75%         none
Maximum Deferred Sales Charge (Load)                             none**        1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends      none          none
Redemption Fees                                                  none          none
Exchange Fees                                                    none          none

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
Management Fees                                                  0.95%         0.95%
Distribution (Rule 12b-1) Fees(1)                                0.25%         0.75%
Shareholder Service Fees                                         0.25%         0.25%
Other Expenses(2)                                                0.39%         0.39%
Total Annual Fund Operating Expenses                             1.84%         2.34%
Fee Waiver and Expense Reimbursement(3)                         (0.24)%       (0.24)%
Net Expenses(3)                                                  1.60%         2.10%

* The offering price is the net asset value of the shares purchase plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See "How Your Account Works".
** You may pay a deferred sales charge of up to 1.00% if you purchase $1 million or more and you redeem within one year.
(1) 12b-1 fees cause long-term shareholders to pay more than would be permitted if such fees were a front-end sales charge.

(2) "Other Expenses" are based on estimated expenses for the current fiscal year.
(3) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Class A and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the net expenses shown above through June 4, 2005. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.


EXAMPLE

The example below is intended to help you compare the cost of investing in Class A and Class C Shares with the cost of investing in other mutual funds. The example assumes:

-   $10,000 initial investment,
-   5% return each year, and
- net expenses through 6/4/05, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                                               UM SMALL CAP GROWTH FUND
                                                                CLASS A        CLASS C
                                                               SHARES**       SHARES**
One Year                                                        $   728        $   313
Three Years                                                     $ 1,098        $   708
Five Years                                                      $ 1,492        $ 1,229
Ten Years                                                       $ 2,591        $ 2,658

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                                               UM SMALL CAP GROWTH FUND
                                                                       CLASS C
                                                                       SHARES
One Year                                                               $   213
Three Years                                                            $   708
Five Years                                                             $ 1,229
Ten Years                                                              $ 2,658

*   Assumes Sales Charge is deducted when shares are purchased.
**  Assumes applicable deferred sales charge is deducted when shares are sold.

OTHER POLICIES AND ADDITIONAL DISCLOSURE ON RISKS

OTHER POLICIES

ADDITIONAL FUND INVESTMENTS
Each Fund may invest its cash in repurchase agreements and other cash instruments pending investment in equity securities.

PORTFOLIO TURNOVER
The Funds are actively managed and consequently may engage in frequent trading of portfolio securities. High portfolio turnover results in higher brokerage and other expenses, which could reduce Fund performance. High portfolio turnover also may increase the amount of taxes payable by a Fund's shareholders.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS
No Fund is a complete investment program, and all of the Funds have specialized investment objectives. The investment objectives and policies of the Funds can be changed without shareholder approval, except for the policies that are identified in the Funds' Statement of Additional Information (the "SAI") as "fundamental."

MORE ABOUT RISK

COMMON STOCKS AND OTHER EQUITY SECURITIES
The Funds invest mostly in "common stocks." "Common stocks" represent an ownership interest in a company. The Funds can also invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See SMALL COMPANIES below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. The value of the convertible securities held by a Fund tends to fall when prevailing interest rates rise.

SMALL COMPANIES
All of the Funds may invest in companies with relatively small market capitalization, and the Small Cap Growth Fund will invest primarily in such companies.

Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. Because the Funds may invest in companies with smaller capitalization, their net asset values per share may fluctuate more widely than market averages.

TEMPORARY DEFENSIVE STRATEGY
Under exceptional market or economic conditions, each Fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).

To the extent that a Fund assumes a defensive position, it will not be investing for capital appreciation.

REAL ESTATE INVESTMENT TRUSTS
The REIT Fund will invest primarily in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentrating its investments in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could fail to qualify for tax-free pass-through of income under the Code. Such a failure would result in the federal income taxation of a disqualified REIT's distributed income at the REIT level. There is also the risk that borrowers under mortgages held by a REIT or lessees of property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest, such as hotel REITs, nursing home REITs or warehouse REITs, may have their assets in specific real estate sectors and are therefore subject to the risks associated with adverse developments in these sectors. The prices of mortgage REITs are also affected by the risk that a change in prevailing interest rates will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interests rates will affect the Fund's performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the Fund invests from time to time.

MORTGAGE-RELATED SECURITIES
Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the REIT Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISER

The Funds are advised by J.P. Morgan Investment Management Inc. ("JPMIM"), 522 Fifth Avenue, New York, NY 10036. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan Chase"), a bank holding company. JPMIM acts as investment adviser to individuals, governments, corporations, employee benefit plans, labor unions and state and local governments, mutual funds and other institutional investors.

JPMIM has responsibility for the management of the Funds' affairs, under the supervision of the Funds' Board of Trustees. With the exception of the REIT Fund, which is directly managed by JPMIM, each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of JPMIM and the Board of Trustees. JPMIM has ultimate responsibility to oversee the sub-advisers, and it monitors and evaluates each sub-adviser to help assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. In addition, JPMIM has ultimate responsibility to recommend to the Board of Trustees the hiring, termination and replacement of sub-advisers. The team at JPMIM providing these services is led by Andrew Spencer, Managing Director and Chief Investment Officer of the JPMorgan Funds, who joined JPMIM in 1986. Mr. Spencer previously headed the JPMIM European Equity Group and UK Equities for Fleming Investment Management. The sub-advisers, and JPMIM with respect to the REIT Fund, are responsible for deciding which securities to purchase and sell for the respective Funds and for placing orders for the Funds' transactions. JPMIM does not determine what investments will be purchased or sold for the Behavioral Growth Fund, Behavioral Value Fund or Small Cap Growth Fund.

Each Fund will pay JPMIM a management fee at the following annual percentage rates of such Fund's average daily net assets, subject to the fee waiver and expense reimbursement arrangements described below:

                    FUND                         FEE RATE
                    Behavioral Growth Fund         0.95%
                    Behavioral Value Fund          1.05%
                    REIT Fund                      1.05%
                    Small Cap Growth Fund          0.95%

JPMIM, SUB-ADVISERS AND PORTFOLIO MANAGERS
JPMIM is the investment adviser to the REIT Fund and makes the day-to-day investment decisions for that Fund. Pursuant to the Management Agreement with the REIT Fund and subject to the overall direction of the Undiscovered Managers Funds' Board of Trustees, JPMIM is responsible for managing the REIT Fund's investment program in conformity with the stated investment objective and policies of the REIT Fund, as described in this Prospectus.

JPMIM's portfolio management team for the REIT Fund is as follows:

Scott W. Blasdell, a Portfolio Manager and Analyst at JPMIM, has the day-to-day responsibility for managing the REIT Fund's portfolio. Mr. Blasdell has been a member of the team that manages real estate since joining JPMIM in August 1999. Before joining JPMIM, Mr. Blasdell held a similar position at Merrill Lynch Asset Management for two years. Prior to working at Merrill Lynch Asset Management, he worked at Wellington Management, both as an analyst and as a portfolio manager for REITs. Mr. Blasdell received a B.A. in economics from Williams College and an M.B.A. from the Wharton School. He is a CFA charterholder.

Darren Rabenou, a Portfolio Manager at JPMIM, has been an employee of JPMIM since 2001. The firm employed Mr. Rabenou before business school, where he rotated through a number of divisions, including asset management, in both

New York and London. Prior to rejoining the firm, he was employed as a senior analyst/portfolio manager for Prudential Investments, covering both U.S. and international small cap securities. He also worked for ING Barings in institutional equity sales and derivatives covering the emerging markets. Mr. Rabenou received his B.A. in political science from University of Rochester and his M.B.A. in finance from Columbia Business School.

FULLER & THALER, formerly known as RJF Asset Management, Inc., is the sub-adviser to the BEHAVIORAL GROWTH FUND and the BEHAVIORAL VALUE FUND. As sub-adviser, Fuller & Thaler provides day-to-day management of such Funds' portfolios. Fuller & Thaler, 411 Borel Avenue, Suite 402, San Mateo, California 94402, was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.

Russell J. Fuller and Frederick W. Stanske have day-to-day responsibility for managing the portfolio of the Behavioral Growth Fund. Mr. Fuller and Brendan MacMillan have day-to-day responsibility for managing the Behavioral Value Fund. Mr. Fuller founded Fuller & Thaler and has served as its President and Chief Investment Officer since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined Fuller & Thaler in 1996 as a Vice President and Portfolio Manager and became a Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996. Mr. MacMillan joined Fuller & Thaler in April 1999 as a Vice President and Portfolio Manager. Prior to joining Fuller & Thaler, Mr. MacMillan was a Senior Equity Analyst and Director of Research at Insight Capital Research & Management, Inc. from 1995 to 1999.

MAZAMA is the sub-adviser to the SMALL CAP GROWTH FUND. As sub-adviser, Mazama provides day-to-day management of the Fund's portfolio. Mazama, One SW Columbia Street, Suite 1500, Portland, Oregon 97258, is the successor firm to Mazama Capital Management, LLC, which was organized in 1997 in connection with the acquisition by such firm of substantially all of the assets of Black & Company Asset Management, Inc., an investment advisory firm founded in 1993. Mazama serves as investment adviser to certain pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.

Ronald A. Sauer and Stephen C. Brink, CFA, have day-to-day responsibility for managing the portfolio of the Small Cap Growth Fund. Helen M. Degener contributes ongoing strategic advice with respect to the portfolio. Mr. Sauer is a founder and the President and Senior Portfolio Manager at Mazama, and has over 23 years of investment experience. Prior to founding Mazama in October 1997, Mr. Sauer was the President and Director of Research from 1994 to 1997 of Black & Company, Inc., which he joined in 1983. Mr. Brink is a Senior Vice President and the Director of Research at Mazama, and has over 26 years of investment experience. Prior to joining Mazama in 1997, he was the Chief Investment Officer from 1991 to 1997 of US Trust's Pacific Northwest office, where he had been employed since 1984. Ms. Degener is the Strategic Advisor at Mazama and has over 33 years of investment experience. Prior to joining Mazama in 1999, she was a Senior Vice President and portfolio manager at Fiduciary Trust Company International, where she had worked since 1994.

JPMIM will pay the relevant sub-adviser for each Fund for services rendered during such Fund's fiscal year a sub-advisory fee at the following annual percentage rates of such Fund's average daily net assets:

     FUND                           SUB-ADVISER          FEE RATE
     Behavioral Growth Fund         Fuller & Thaler        0.60%
     Behavioral Value Fund          Fuller & Thaler        0.70%
     Small Cap Growth Fund          Mazama                 0.60%

FUND EXPENSES

JPMorgan Chase Bank has contractually agreed that it will reimburse each Fund to the extent total annual operating expenses of the Class A, Class B and Class
C Shares of the Fund (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the net expenses for each class of each fund shown above under "THE FUNDS ESTIMATED FEES AND EXPENSES". Each of these agreements has a term running through June 4, 2005, with the exception of the agreement relating to Behavioral Growth Fund Class A Shares, which has a term running through June 4, 2006, and is renewable from year to year thereafter. In addition, each Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


PREVIOUS INVESTMENT ADVISORY AND SUBADVISORY ARRANGEMENTS

From each Fund's commencement of operations until January 30, 2004, Undiscovered Managers, LLC served as the investment adviser to such Fund. For the Behavioral Growth, Behavioral Value, REIT and Small Cap Growth Funds' fiscal year ended August 31, 2003, Undiscovered Managers, LLC was paid at the annual percentage rate of 0.95%, 1.05%, 1.05% and 0.95%, respectively, of such Fund's average daily net assets, subject to a fee deferral arrangement. Prior to January 31, 2004, Undiscovered Managers, LLC had contractually agreed to reduce its management fees and pay the expenses of each Fund's Institutional Class Shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the following annual percentage rate of the average daily net assets of such class, subject to the obligation of a Fund to repay Undiscovered Managers, LLC such deferred fees and expenses in future years, if any, when such Fund's Institutional Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fell below the stated percentage rate, but only to the extent that such repayment would not cause such Fund's Institutional Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that such Fund was not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred before December 28, 1999, the Funds' repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred): 1.20% for the Small Cap Growth Fund; 1.30% for the Behavioral Growth Fund; and 1.40% for each of the Behavioral Value Fund and the REIT Fund. These agreements were terminated on January 30, 2004, and any Fund's obligation to repay such deferred fees and expenses has been permanently waived by Undiscovered Managers, LLC.

Prior to January 31, 2004, Undiscovered Managers, LLC paid Fuller & Thaler, Bay Isle and Mazama for services rendered a sub-advisory fee at the following annual percentage rates of the relevant Fund's average daily net assets:

     FUND                           SUB-ADVISER          FEE RATE
     Behavioral Growth Fund         Fuller & Thaler        0.60%
     Behavioral Value Fund          Fuller & Thaler        0.70%
     REIT Fund*                     Bay Isle               0.70%
     Small Cap Growth Fund          Mazama                 0.60%

* Prior to January 1, 2004, Bay Isle served as the REIT Fund's subadviser, with Undiscovered Managers, LLC serving as the investment adviser. From January 1, 2004 until January 30, 2004, JPMIM replaced Bay Isle as the REIT Fund's subadviser with Undiscovered Managers, LLC continuing to serve as the investment adviser. During such period, JPMIM was paid a fee at an annual rate of 0.70% of the REIT Fund's average daily net assets. Effective January 31, 2004, JPMIM became the REIT Fund's investment adviser, and the subadvisory agreement was terminated.

OTHER ARRANGEMENTS

The Funds and JPMIM expect to apply for an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which JPMIM will, subject to supervision and approval of the Funds' Board of Trustees, be permitted to enter into and materially amend sub-advisory agreements without such agreements being approved by the shareholders of the applicable Fund. The Funds and JPMIM will therefore have the right to hire, terminate, or replace sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-adviser with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have the ultimate responsibility to oversee each sub-adviser and recommend its hiring, termination and replacement. There can be no guarantee that the Funds and JPMIM will obtain this order from the Securities and Exchange Commission.

Shareholders will be notified of any changes in sub-advisers. Shareholders of a Fund have the right to terminate a sub-advisory agreement for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund. The order also will permit the Funds to disclose to shareholders the management fees only in the aggregate for each Fund.

THE FUNDS' ADMINISTRATOR AND SHAREHOLDER SERVICING AGENT
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.


The Trust, on behalf of the Funds and with respect to Class A, Class B and Class C Shares of each of the Funds, has entered into a shareholder servicing agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' Class A, Class B and Class C Shares customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A, B and C Shares of each Fund held by investors serviced by the shareholder servicing agent. JPMorgan Chase Bank may enter into services contracts with certain entities under which it will pay all or a portion of the 0.25% annual fee to such entities for performing shareholder and administrative services.


THE FUNDS' DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. is the distributor for each Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

KNOW WHICH CLASSES TO BUY


Each Fund may issue multiple classes of shares. This prospectus relates to Class A, Class B and Class C Shares of the Funds other than the Small Cap Fund, which is only offering Class A and Class C Shares through this prospectus (Class C Shares of the Small Cap Growth Fund are not currently offered for sale to investors). Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class. To obtain a prospectus for any of the other classes of shares offered by the Funds contact your investment representative or call 1-800-348-4782.


You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but higher annual fees and a contingent deferred sales charge.

ABOUT SALES CHARGES

You may pay a sales charge to buy Class A Shares, and you may pay a deferred sales charge with respect to redemption of Class B or Class C Shares (and certain Class A Shares, described below) that were purchased without an initial sales charge in the Funds. There are also ongoing charges that all investors pay as long as they own their shares.


Different sales charges are associated with each class of shares:

- If you choose to invest in Class A Shares, you may pay a sales charge when you invest.

- If you choose to invest in Class B Shares, and you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a deferred sales charge when you sell your shares if you hold the shares for less than one year.

There are a number of plans and special discounts which can decrease or eliminate these charges. See below and the Statement of Additional Information
(SAI) to find out more about these plans and special discounts.

This section explains how the sales charges work.

CLASS A SHARES
The initial sales charge is deducted directly from the money you invest. As the following table shows, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value (NAV) is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors.

The following charts show sales charges for the Funds.

                               TOTAL SALES CHARGE

                                                              SALES CHARGE
                                                              RE-ALLOWED TO
                              AS % OF          AS % OF       DEALERS AS % OF
     AMOUNT OF              THE OFFERING      NET AMOUNT     OFFERING PRICE
     INVESTMENT           PRICE PER SHARE      INVESTED        PER SHARE
     Less than $100,000        5.75             6.10              5.00
     $100,000 But
     Under $250,000            3.75             3.90              3.25
     $250,000 But
     Under $500,000            2.50             2.56              2.25
     $500,000 But
     Under $1 Million          2.00             2.04              1.75
     $1 Million or More        None             None            See Below*

*   There is no sales charge for investments of $1 million or more in any Fund.

At times the Funds' distributor may re-allow up to the entire sales charge to certain broker-dealers. The Funds' distributor may make a payment to broker-dealers for investments of $1 million or more. Any purchase of $1 million or more of Class A Shares on which a commission was paid to broker-dealers on the initial purchase will be subject to a contingent deferred sales charge ("CDSC") payable by you based on the lower of the cost of the shares being redeemed or their NAV at the time of redemption if shares are redeemed within 12 months of the purchase date. If shares are held for up to 6 months there will be a CDSC of 1.00%, and if shares are held for 6 to 12 months there will be a CDSC of 0.75%.

You can reduce or eliminate your initial sales charge in the following ways (more detailed information about these and other programs is contained in the SAI and is available from your investment representative):

STATEMENT OF INTENTION
You may receive a Class A front-end sales charge reduction on your purchases of Class A Shares made during a 13-month period by signing a Statement of Intention. Your initial sales charge will be based on your goal. For purposes of the Statement of Intention, you can aggregate the purchases of Class A Shares in any JPMorgan Fund (or if a fund has only one class, shares of such other JPMorgan Fund), excluding any JPMorgan money market fund. A 90-day back-dated period can also be used to count previous purchases toward your goal. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Statement of Intention. The sales charge will be adjusted if you do not meet your goal.

CUMULATIVE QUANTITY DISCOUNT
To receive a Class A front-end sales charge reduction you can count towards the amount of your investment your total account value in all share classes of the JPMorgan Funds, excluding any JPMorgan money market fund. We will apply the initial sales charge to the aggregate dollar amount of the new purchase and the greater of the purchaser's total net asset value or cost of any shares acquired and still held in the JPMorgan Funds, excluding any JPMorgan money market fund. We may modify or discontinue the Cumulative Quantity Discount program at any time.

TELL US YOUR INVESTMENT AMOUNT
To qualify for a Class A front-end sales charge reduction under one of the programs described above, consult with your investment representative or the JPMorgan Funds Service Center in advance of your purchase.

RETIREMENT PLAN PURCHASES
You will not pay an initial sales charge if you purchase shares through a group retirement plan if:

- you are investing proceeds from a qualified retirement plan where a portion of the plan was invested in the JPMorgan Funds;
- you are investing through any qualified retirement plan with 50 or more participants; or
- you are a participant in certain qualified retirement plans and you are investing (or reinvesting) the proceeds from the repayment of a plan loan made to you.

PURCHASE THROUGH AN INVESTMENT ADVISER
You may not pay an initial sales charge if you purchase shares through an investment adviser or financial planner that charges a fee for its services.

529 PLANS

When shares of the Funds are sold to a qualified tuition program under Section 529 of the Internal Revenue Code, such a program may purchase Class A Shares without an initial sales load.

There are other categories of purchasers who do not pay initial sales charges on Class A Shares, such as employees of JPMorgan Chase. These categories are described in the SAI.


CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.



                    YEAR   DEFERRED SALES CHARGE
                     1              5%
                     2              4%
                     3              3%
                     4              3%
                     5              2%
                     6              1%
                     7             None
                     8             None



We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.


CLASS C SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.


Like Class B Shares, Class C Shares have higher combined distribution and service fees than Class A Shares. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher service and distribution fees as long as you hold Class C Shares. Over the long term, this can add up to higher total fees than Class A or Class B Shares.


RULE 12b-1 DISTRIBUTION PLANS

The Funds have adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of 0.25% of the average daily net assets attributed to Class A Shares and 0.75% of the average daily net assets attributed to Class B and Class C Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

ADDITIONAL COMPENSATION TO SHAREHOLDER SERVICING AGENTS AND SELECTED DEALERS JPMorgan Chase Bank may enter into service agreements to pay all or a portion of the shareholder service fee it receives from the Funds to other shareholder servicing agents and certain selected dealers for providing shareholder and administrative services to their customers. In addition to this fee and the payments made by the distributor pursuant to the Funds' 12b-1 Plans, any of JPMorgan Chase Bank, its affiliates and the distributor may make additional payments at their own expense to such shareholder servicing agents and selected dealers. These additional payments could be for one or more of shareholder servicing, administrative services and sales and marketing support.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the amount of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B Shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.


Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for each Fund.

Your investment representative may be able to advise you about the best class of shares for you.

BUYING FUND SHARES

You can buy shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your investment representative which Funds you want to buy and he or she will contact us. Your investment representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some investment representatives charge a single fee that covers all services. Your investment representative must accept your order by the close of regular trading on the New York Stock Exchange (NYSE) in order for us to process your order at that day's price. Your investment representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete an application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The JPMorgan Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center accepts your order by the close of regular trading on the NYSE, we will process your order at that day's price.

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See General Shareholder Services for details.

GENERAL

Whether you choose Class A, Class B or Class C Shares, the price of the shares is based on the NAV. You will pay the public offering price, which is based on the next NAV calculated after your investment representative or the JPMorgan Funds Service Center accepts your order. Each Fund calculates its NAV once each day at the close of regular trading on each day the NYSE is open for business (see the Statement of Additional Information for a list of NYSE holidays). Each Fund generally values its assets at their market prices, but if market prices are unavailable or do not represent a security's value at the time of pricing, then each Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees. When fair value is used, the prices of securities used by each Fund to calculate NAV may differ from quoted or published prices for the same securities. While the REIT Fund does not currently invest in foreign securities, in the event that it does invest in foreign securities it will implement fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Fund. Fair value pricing utilizes the quotations of an independent pricing service unless the adviser determines that use of another fair valuation methodology is appropriate.


The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL
SHARES OR GET FUND INFORMATION, CALL:
JPMorgan Funds Service Center
1-800-348-4782

                                   MINIMUM INVESTMENTS
                                         INITIAL          ADDITIONAL
     TYPE OF ACCOUNT                    INVESTMENT        INVESTMENTS
     Regular Account                     $   2,500         $  100
     Systematic Investment Plan(1)       $   1,000         $  100
     IRAs                                $   1,000         $  100
     SEP-IRAs                            $   1,000         $  100
     Coverdell Education                 $     500         $  100
     Savings Account

(1) For alternative minimum investments for systematic investment plan accounts, please see General Shareholder Services.

Federal law requires a fund to obtain, verify and record an accountholder's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. The fund may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the fund, its transfer agent, shareholder servicing agent, or its financial intermediaries to attempt to verify the accountholder's identity. The fund may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the fund may suspend or limit account transactions while it is in the process of attempting to verify the accountholder's identity. If the fund is unable to verify the accountholder's identity after an account is established, the fund may be required to involuntarily redeem the accountholder's shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. The redemption of shares purchased through the JPMorgan Funds Service Center by check or an ACH transaction is subject to certain limitations. See Selling Fund Shares.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.


The Funds will not issue certificates for Class A, Class B or Class C Shares.


SELLING FUND SHARES

You can sell your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your investment representative which Funds you want to sell. Your investment representative must accept your order by the close of regular trading on the NYSE in order for us to process your order at that day's price. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your investment representative may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of a Fund worth $25,000 or more by phone, we will send the proceeds by wire only to a bank account on our records. Or
Send a signed letter with your instructions to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See General Shareholder Services for details.

GENERAL
You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center or your investment representative accepts your order less any applicable sales charges.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center or your investment representative accepts your order before the close of regular trading on the NYSE, the Funds will make available to you the proceeds the next business day. You will not be permitted to enter a redemption order for shares purchased directly through the JPMorgan Funds Service Center by check or through an ACH transaction for 15 days or 7 business days, respectively, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

-   you want to sell shares with a net asset value of $100,000 or more, or
- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

GENERAL SHAREHOLDER SERVICES

Each Fund offers the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from the Funds. Telephone redemption and exchange privileges will be established automatically when you open an account unless you elect on the application to decline the privileges. Other privileges must be specifically elected.

A medallion signature guarantee may be required to establish these privileges after an account is opened.

SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also choose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semi-annually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.


REINSTATEMENT PRIVILEGE

You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B or Class C Shares on which you have paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge, but you must buy the Class A Shares within 90 days of selling the Class B or Class C Shares.


EXCHANGING FUND SHARES

You can exchange your shares for shares of the same class of certain other JPMorgan Funds at NAV, without charge, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

GENERAL

If you exchange Class B Shares of a Fund for Class B Shares of another JPMorgan Fund or Class C Shares of a Fund for Class C Shares of another JPMorgan Fund, you will not pay a deferred sales charge until you sell the shares of the other fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your investment representative which Funds' shares you want to exchange. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your investment representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.

ABUSIVE TRADING

The Behavioral Growth Fund, Behavioral Value Fund, REIT Fund and Small Cap Growth Fund are not intended to be investment vehicles for market timing or abusive trading; such trading in your account may result in dilution in the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Funds or their administrator will seek to prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent, where there is a pattern of either purchases and sales of one of these Funds, or exchanges between or among one of these Funds or any other JPMorgan Funds, that indicates market timing or abusive trading. There are limitations on the ability of these Funds and their administrator to identify abusive trading, particularly in omnibus accounts maintained by third parties, and therefore, the effectiveness of the Funds' and their administrator's efforts may be reduced. Systematic Exchanges, if applicable, and automatic reinvestments of any dividends and distributions on remaining Fund balances are excepted from this trading prohibition.


OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance in the Funds and JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close your account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds, JPMIM, JPMFD or any subadviser liable for any loss or expenses arising from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

Undiscovered Managers Funds may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission when trading on the NYSE is restricted or during an emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.


Each Fund may issue multiple classes of shares. This prospectus relates only to Class A Shares, Class B Shares and Class C Shares of the Funds, as applicable. Each class may have different requirements for who may invest and different expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions. The Funds (except the REIT Fund) declare and pay their net investment income to shareholders as dividends annually. The REIT Fund declares and pays its net investment income to shareholders as dividends quarterly. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any net capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Funds' Board of Trustees. The Board of Trustees may change the frequency with which the Funds declare or pay dividends.

You have three options for your distributions. You may:

-   reinvest all distributions in additional Fund shares;
- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or
- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, dividends and net capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless a shareholder has elected to receive cash. The taxation of dividends will not be affected by the form in which you receive them.

Each Fund intends to qualify to be taxed as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.


For federal income tax purposes, net investment income dividends are generally taxable to shareholders as ordinary income. However, for taxable years beginning on or before December 31, 2008, distributions of net investment income designated by the Fund as derived from "qualified dividend income" will be taxable to non-corporate U.S. shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and the Fund level. Taxes on distributions of net capital gains are determined by how long a Fund owned the portfolio securities that generated the gains rather than by how long a shareholder has owned his/her shares. Distributions of net capital gains from portfolio securities that a Fund owned for more than one year will be taxable to shareholders as long-term capital gains.

Long-term capital gain rates applicable to non-corporate U.S. shareholders have been temporarily reduced -- in general, to 15% -- for taxable years beginning on or before December 31, 2008. Dividends and distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder).


Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement). However, any distributions received by a Fund from REITs will not qualify for the dividends-received deduction. A Fund's investment in REIT securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investment in REIT securities also may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

Early in each calendar year, each Fund will send each shareholder and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the shareholder during the preceding year.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number will be subject to backup withholding.

Any gain resulting from the redemption, sale or exchange of shares of a Fund will generally be subject to tax.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds for shareholders who are U.S. citizens or corporations. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state, local and foreign tax consequences of investing in, redeeming or exchanging Fund shares.

PERFORMANCE OF ACCOUNTS (UNAUDITED)

The REIT Fund's investment objective and policies are substantially similar to those used by JPMIM in managing certain discretionary investment management accounts. The chart below shows the historical investment performance for a composite of these accounts (the "REIT Composite") and for the Fund's benchmark index, the Morgan Stanley REIT Index. The REIT Composite includes discretionary accounts invested in U.S. real estate securities, including real estate investment trusts, according to JPMIM's U.S. Real Estate Securities investment approach.

The performance of the REIT Composite does not represent the REIT Fund's performance nor should it be interpreted as indicative of the REIT Fund's future performance. The accounts in the REIT Composite are not subject to the same regulatory requirements and limitations imposed on mutual funds. If the accounts included in the REIT Composite had been subject to these regulatory requirements and limitations, their performance might have been lower.

Additionally, although it is anticipated that the REIT Fund and the REIT Composite will hold similar securities, their investment results are expected to differ. In particular, difference in asset size and cash flow resulting from purchases and redemptions of Fund shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular Fund holdings.


The performance of the REIT Composite reflects the deduction of the REIT Fund's Institutional Class Shares' total operating expenses, after expense reimbursement, of 1.00% and the reinvestment of dividends and other distributions. The performance figures in the bar chart do not reflect any deduction for the front-end sales load, which would have been assessed on Class A Shares or the contingent deferred sales load, which would have been assessed on Class B and Class C Shares. If the loads were reflected, the performance figures would have been lower. The performance information is the annual total return of the REIT Composite for each of the periods indicated. Class A, B and C Shares have higher class expenses than Institutional Class Shares. If the higher Class A, Class B and Class C Shares' expenses were reflected, the annual total return of the REIT Composite would have been lower than shown.


[CHART]

U.S. REAL ESTATE SECURITIES COMPOSITE

            FUND    MORGAN STANLEY REIT INDEX
1997       21.67%            18.56%
1998      -16.61%           -16.91%
1999       -2.46%            -4.54%
2000       30.30%            26.81%
2001       11.27%            12.83%
2002        5.86%             3.65%
2003       40.28%            36.75%

During the period shown in the bar chart above, the highest quarterly return of the U.S. Real Estate Securities Composite was 13.96% for the quarter ended March 31, 1997, and the lowest quarterly return of the U.S. Real Estate Securities Composite was (11.84)% for the quarter ended March 31,1998. The year-to-date total return of the U.S. Real Estate Securities Composite as of 3/31/04 was 11.61%.

         Average Annual Total Returns for the U.S. Real Estate Composite
                        (For the periods ended 12/31/03)

                                                                        SINCE INCEPTION
                                ONE YEAR     THREE YEAR    FIVE YEAR        (12/96)
---------------------------------------------------------------------------------------
Composite Return                 40.28%        18.22%       16.00%           11.41%
---------------------------------------------------------------------------------------
Morgan Stanley REIT Index        36.75%        16.94%       14.12%            9.66%

The REIT Composite currently includes all discretionary accounts managed by JPMIM using substantially similar investment strategies to that of the REIT Fund. The strategy inception date for the REIT Composite was December 1996.

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

HOW TO REACH US

MORE INFORMATION
For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENTS OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at

1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
PO BOX 219392
KANSAS CITY, MO 64121-9392


PORTFOLIO HOLDINGS
A list of portfolio holdings is available fifteen days after month end upon request. Please call 1-800-348-4782 to obtain further information.

If you buy your shares through an institution, contact that institution directly for this information. You can also find information online at www.undiscoveredmanagers.com


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.


The Funds' Investment Company Act File Nos. are: 811-8437


(C) J.P. Morgan Chase & Co. All Rights Reserved. May 2004.

PR-UMABC-504

                         [UNDISCOVERED MANAGERS(TM) LOGO]

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 4, 2004

                                       for

                  UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
                   UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
                         UNDISCOVERED MANAGERS REIT FUND
                            UM SMALL CAP GROWTH FUND

                                Each a Series of

                           UNDISCOVERED MANAGERS FUNDS

This Statement of Additional Information ("SAI") is not a prospectus but contains information that may be useful to investors that is not included in the relevant Prospectus. This SAI relates to the Undiscovered Managers Funds' Institutional Class Prospectus dated February 2, 2004, as revised May 11,
2004 and the Undiscovered Managers Fund's combined Class A, Class B and Class C Prospectus dated June 4, 2004 of the series of Undiscovered Managers Funds listed above (the "Funds" and each a "Fund"), and is only authorized for distribution when accompanied or preceded by the relevant Prospectus. Shares of the Investor Class of the Undiscovered Managers Behavioral Growth Fund are no longer being offered to new investors. If a Fund offers shares in more than one Prospectus, each reference to the "Prospectus" in this SAI shall include all of such Fund's prospectuses unless otherwise noted. Certain disclosure has been incorporated by reference from the Funds' most recent annual and semi-annual reports to shareholders. This SAI should be read together with the applicable Prospectus. The Funds' annual report, the applicable Prospectuses and the Financial Statements, including the Independent Accountants' Reports may be obtained without charge upon request by calling 1-800-348-4782.

         For more information about the Funds or the financial statements, simply write or call:

                          JPMorgan Funds Service Center
                                 P.O. Box 219392
                           Kansas City, MO 64121-9392
                                 1-800-348-4782

                                TABLE OF CONTENTS

Organization and Classification                                                 3
Investment Objectives, Policies and Restrictions                                3
Additional Description of Investments, Investment Practices and Risks           5
Management of the Trust                                                        18
Ownership of Shares of the Funds                                               24
Investment Advisory and Other Services                                         28
Code of Ethics                                                                 41
Proxy Voting Policies and Procedures                                           41
Portfolio Transactions and Brokerage                                           45
Description of the Trust                                                       47
Additional Purchase, Redemption and Exchange Information                       50
Dividends and Distributions                                                    57
Net Asset Value                                                                57
Distributions and Tax Matters                                                  58
Calculation of Total Return                                                    63
Performance Comparisons                                                        70
Financial Statements                                                           73
Appendix A--Publications That May Contain Fund Information                    A-1
Appendix B--Advertising and Promotional Literature                            B-1

                         ORGANIZATION AND CLASSIFICATION

Undiscovered Managers Funds (the "Trust") is an open-end management investment company organized under the laws of Massachusetts as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 29, 1997 (as amended, the "Declaration of Trust"). The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. The Trustees of the Trust may, without shareholder approval, divide the shares of any series into multiple classes of shares having such preferences and special or relative rights and privileges as the Trustees of the Trust determine. Each Fund is a series of the Trust.

Each Fund is a "diversified" fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except for Undiscovered Managers REIT Fund (the "REIT Fund"), which is "non-diversified." With respect to 75% of its assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) while the remaining 25% of its total assets are not subject to such restriction. A non-diversified fund is restricted with respect to 50% of its total assets from investing more than 5% of its total assets in the securities of any one issuer (except U.S. government securities), and with respect to the remaining 50% of its total assets, it is restricted from investing more than 25% of its total assets in the securities of any one issuer. A non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund. Accordingly, a non-diversified fund is more susceptible to risks associated with particular issuers than a diversified fund.

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objective and policies of each Fund are summarized in the Institutional Class Prospectus, the Class B Prospectus and in the combined Class A and Class C Prospectus under "The Funds" and in the Investor Class Prospectus under "The Fund." The investment policies of each Fund set forth in the applicable Prospectus and in this SAI may be changed by the Fund's adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this SAI means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Any notice required under Rule 35d-1 under the 1940 Act to be delivered to shareholders of a Fund for the purpose of announcing an intended change in a non-fundamental policy of the Fund (as described in this Statement of Additional Information or in the Fund's Prospectus) will be provided in plain English in a separate written document. Each such notice will contain, in bold-faced type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered, or, if the notice is delivered separately from other communications to investors, either on the notice or on the envelope in which the notice is delivered.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"), Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund"), the REIT Fund, and UM Small Cap Growth Fund (the "Small Cap Growth Fund").

Each Fund will not:

1. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry; except that the REIT Fund will invest more than 25% of its total assets in securities issued by real estate investment trusts (as defined in the Internal Revenue Code of 1986 (the "Code")).

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

In addition, each of the Behavioral Growth Fund, the Behavioral Value Fund, and the Small Cap Growth Fund will:

1. Operate as a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act, as amended from time to time.

Although the Funds are permitted to borrow money to a limited extent, no Fund currently intends to do so.

In addition to the foregoing fundamental investment restrictions, it is contrary to each Fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                     ADDITIONAL DESCRIPTION OF INVESTMENTS,
                         INVESTMENT PRACTICES AND RISKS

The following is an additional description of certain investments, investment practices and risks of certain of the Funds.

REPURCHASE AGREEMENTS

Any assets of the Funds not invested in common stocks or other equity securities will generally be held in the form of cash or in repurchase agreements. Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the Securities and Exchange Commission is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

LOANS OF SECURITIES

Each Fund may lend its portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Fund. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-third of its net assets. A Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities or decline in the value of the collateral.

LEVERAGE

Although it is not the current intention of any of the Funds to engage in borrowing, each Fund may borrow money provided that the total amount borrowed and outstanding at the time the borrowing is made does not exceed 33 1/3% of the value of such Fund's total assets (not including the amount borrowed). The use of leverage through borrowing creates an opportunity for increased net income, but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The intent of using leverage would be to provide the holders of a Fund's shares with a potentially higher return. Leverage creates risks for a Fund, including the likelihood of greater volatility of the net asset value and market price of the Fund's shares. To the extent the income derived from securities purchased with funds received from leverage exceeds the cost of leverage, a Fund's return will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to a Fund will be less than if leverage had not been used, and therefore the amounts available for distribution to such Fund's shareholders as dividends and other distributions will be reduced or eliminated. In the latter case, a Fund's sub-adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which a Fund is using leverage, the fees paid by such Fund to J.P. Morgan Investment Management Inc. ("JPMIM"), for investment advisory and JPMorgan Chase Bank for administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total net assets, including the amount borrowed.

The following are additional investment vehicles and techniques the REIT Fund managers can use in managing the Fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

ILLIQUID SECURITIES.

The REIT Fund may purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the Fund's criteria for selection. Rule 144A securities are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid. For purposes of its limitation on investments in illiquid securities, each Fund may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the Adviser the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security.

DEBT SECURITIES

The REIT Fund may invest in debt securities when the fund managers believe such securities represent an attractive investment for the fund. The Fund may invest in debt securities for income or as a defensive strategy when the managers believe adverse economic or market conditions exist.

The value of the debt securities in which the Fund may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. The Fund may invest up to 5% of its assets in "high-yield" securities. "High-yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P")), or, if not rated, are of equivalent investment quality as determined by the Fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of the Fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P, or their equivalent, are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the Fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the fund's investment objective. See "Explanation of Fixed-Income Securities Ratings".

If the aggregate value of high-yield securities exceeds 5% of the REIT Funds assets because of the high-yield securities market appreciation or other assets' depreciation, the Fund will not necessarily sell them. Instead, the Fund's managers will not purchase additional high-yield securities until their value is less than 5% of the Fund's assets. Fund managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.

In addition, the value of the Fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

EQUITY EQUIVALENT SECURITIES

In addition to investing equity securities issued by real estate investment trusts ("REITS"), the REIT Fund may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in "Foreign Securities", are an example of the type of derivative security in which the Fund might invest.

FOREIGN SECURITIES

The REIT Fund may invest in the securities of foreign issuers, including foreign governments and their agencies, when these securities meet its standards of selection. In determining whether a company is foreign, the Fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case.

The Fund may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. Depositary receipts, depositary shares or similar instruments are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

The Fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, foreign governments and their agencies. The Fund will limit its purchase of foreign securities to those of issuers whose principal business activities are located in developed countries. The Fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the Fund may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of Fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the Fund may invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the Fund may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the Fund may invest have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned. The Fund's inability to make intended security purchases due to clearance and settlement problems could cause them to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the Fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there may be a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

CONVERTIBLE DEBT SECURITIES

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinate to other similar but nonconvertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

The REIT Fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. The Fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 20% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. For a description of the S&P and Moody's ratings categories, see "Explanation of Fixed-Income Securities Ratings".

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

SHORT SALES

The REIT Fund may engage in short sales for cash management purposes only if, at the time of the short sale, the Fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be additional transaction costs associated with short sales, but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, the REIT Fund may invest in derivative securities. Generally, a derivative security is a financial arrangement, having a value based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), asset-backed commercial paper (ABCP), commercial and residential mortgage-backed securities (MBS), collateralized debt obligations (CDO), collateralized loan obligations (CLO), and securities backed by other types of collateral or indices. For example, Standard & Poor's Depositary Receipts, also known as "SPIDERs", track the price performance and dividend yield of the S&P Index by providing a stake in the stocks that make up that index. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depository receipts backed by, or representing interests in those assets.

Some structured investments are individually negotiated agreements or are traded over-the-counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The Fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Fund may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

     * the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

     * the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

     * the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

     * the risk that the counterparty will fail to perform its obligations.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The REIT Fund may invest a portion of its assets in the securities of issuers with limited operating histories. The Fund's managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the Fund. In addition, financial and other information regarding these issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The REIT Fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, the Fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

SHORT-TERM SECURITIES

In order to meet anticipated redemptions, anticipated purchases of additional securities for the Fund's portfolio, or, in some cases, for temporary defensive purposes, the REIT Fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

     * Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
     * Commercial Paper;
     * Certificates of Deposit and Euro Dollar Certificates of Deposit;
     * Bankers' Acceptances;
     * Short-term notes, bonds, debentures or other debt instruments; and
     * Repurchase agreements.

OTHER INVESTMENT COMPANIES

The REIT Fund may invest up to 10% of its total assets in other mutual funds provided that the investment is consistent with the Fund's investment policies and restrictions. Under the 1940 Act, a fund's investment in these securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets of any investment company; and (c) 10% of a fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that the Fund bears directly in connection with its own operations.

FUTURES AND OPTIONS

The REIT Fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Generally, futures transactions will be used to:

     * protect against a decline in market value of the Fund's securities (taking a short futures position), or

     * protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

     * provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The Fund manager may engage in futures and options transactions based on securities indices provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The manager may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of the future. Initially, the Fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the REIT Fund's manager applies a hedge at an inappropriate time or judges interest rate or equity market trends incorrectly, futures and options strategies may lower the Fund's return.

The Fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, the Fund would be required to continue making daily cash payments to maintain its required margin. If the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the Fund managers would not otherwise do so. In addition, the Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The Fund's manager will seek to minimize these risks by limiting the contracts entered into on behalf of the Fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The Fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the Fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the Fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The Fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a Fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. The Fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the Fund to make margin payments unless the option is exercised.

Although it does not currently intend to do so, the REIT Fund may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the Fund would give up some ability to participate in a price increase on the underlying security. If the Fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

The REIT Fund expects to file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a pool operator under the rules of the Commodity Futures Trading Commission.

FORWARD CURRENCY EXCHANGE CONTRACTS

The REIT Fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See "Derivative Securities".

The Fund expects to use forward currency contracts under two circumstances: (1) When the Fund manager is purchasing or selling a security denominated in a foreign currency and wishes to lock in the U.S. dollar price of that security, the Fund manager would be able to enter into a forward currency contract to do so; or (2) When the Fund manager believes the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when the Fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the Fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the Fund manager believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The Fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under the forward currency contract.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of foreign currencies will change due to market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund's manager does not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the Fund's manager believes that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency that the fund is obligated to deliver.

                             MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Subject to such policies as the Trustees of the Trust may determine, JPMIM, the Funds' investment adviser, has responsibility for the management of the Funds' affairs. With the exception of the REIT Fund, which is directly managed by JPMIM, each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of JPMIM and the Trustees of the Trust.

                                    TRUSTEES

The names of the Trustees of the Funds, together with information regarding their year of birth ("YOB"), positions with the Trust, principal occupations and certain other board memberships, are shown below. The tables below also indicate which of the Trustees may be considered an "interested person" of the Trust or JPMIM as defined in the 1940 Act. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

                                                                 NUMBER OF
                                                                PORTFOLIOS IN
                                                                    FUND
     NAME (YOB);                                                 COMPLEX(1)
     POSITIONS WITH THE           PRINCIPAL OCCUPATIONS          OVERSEEN BY            OTHER DIRECTORSHIPS HELD
     FUNDS (SINCE)                 DURING PAST 5 YEARS            TRUSTEE                 OUTSIDE FUND COMPLEX

                                                           INDEPENDENT TRUSTEES
     WILLIAM J. ARMSTRONG       Retired; formerly                     69                          None
     (1941);                    Vice-President & Treasurer
     Trustee (2004)             of Ingersoll-Rand Company
                                (manufacturer of industrial
                                equipment) (1972-2000)

     ROLAND R. EPPLEY, JR.      Retired                               69          Director, Janel Hydro Inc.
     (1932);                                                                      (automotive)
     Trustee (2004)                                                               (1993-present)

     DR. MATTHEW GOLDSTEIN      Chancellor of the City                69          Director of National Financial
     (1941); Trustee (2004)     University of New York,                           Partners (financial services
                                (1999-present); President,                        distributor) (2003-present); Trustee
                                Adelphi University (New                           of Bronx-Lebanon Hospital Center
                                York) (1998-1999)                                 (1992-present); Director of New Plan
                                                                                  Excel Realty Trust, Inc. (real estate
                                                                                  investment trust) (2000-present);
                                                                                  Director of Lincoln Center Institute
                                                                                  for the Arts in Education
                                                                                  (1999-present)

                                                                 NUMBER OF
                                                                PORTFOLIOS IN
                                                                    FUND
     NAME (YOB);                                                 COMPLEX(1)
     POSITIONS WITH THE           PRINCIPAL OCCUPATIONS          OVERSEEN BY            OTHER DIRECTORSHIPS HELD
     FUNDS (SINCE)                 DURING PAST 5 YEARS            TRUSTEE                 OUTSIDE FUND COMPLEX
     ANN MAYNARD GRAY (1945);   Formerly Vice-President of            69          Director of Duke Energy Corporation
     Trustee  (2004)            Capital Cities/ABC, Inc.                          (1997-present); Director of Elan
                                (communications)                                  Corporation, Plc (pharmaceuticals)
                                (1986-1998)                                       (2001-present); Director of The
                                                                                  Phoenix Companies (wealth management)
                                                                                  (2002-present)

     MATTHEW HEALEY (1937);     Retired; Chief Executive              69          None
     Trustee and President of   Officer of certain J.P.
     the Board of Trustees      Morgan Fund trusts
     (2004)                     (1982-2001)

     ROBERT J. HIGGINS (1945);  Retired; Director of                  69          Director of Providian Financial Corp.
     Trustee (2004)             Administration of the State                       (banking) (2002-present)
                                of Rhode Island
                                (2003-present); President -
                                Consumer Banking and
                                Investment Services Fleet
                                Boston Financial (1971-2002)

     WILLIAM G. MORTON, JR.     Chairman Emeritus                     69          Director of Radio Shack Corporation
     (1937);                    (2001-2002), and Chairman                         (electronics) (1987-present);
     Trustee (2004)             and Chief Executive Officer,                      Director of the Griswold Company
                                Boston Stock Exchange                             (securities brokerage)
                                (1985-2001)                                       (2002-present); Director of The
                                                                                  National Football Foundation and
                                                                                  College Hall of Fame (1994-present);
                                                                                  Trustee of the Berklee College of Music
                                                                                  (1998-present); Trustee of the Stratton
                                                                                  Mountain School (2001-present)

                                                                 NUMBER OF
                                                                PORTFOLIOS IN
                                                                    FUND
     NAME (YOB);                                                 COMPLEX(1)
     POSITIONS WITH THE           PRINCIPAL OCCUPATIONS          OVERSEEN BY            OTHER DIRECTORSHIPS HELD
     FUNDS (SINCE)                 DURING PAST 5 YEARS            TRUSTEE                 OUTSIDE FUND COMPLEX
     FERGUS REID, III (1932);   Chairman of Lumelite                 69           Trustee of 209 Morgan Stanley
     Trustee and Chairman of    Corporation (plastics                             Portfolios (1995-present)
     the Board of Trustees      manufacturing)
     (2004)                     (2003-present); Chairman and
                                CEO of Lumelite Corporation
                                (1985-2002)

     JAMES J. SCHONBACHLER      Retired; Managing Director            69          None
     (1943); Trustee (2004)     of Bankers Trust Company
                                (financial services)
                                (1968-1998);

                               INTERESTED TRUSTEE

                                                                 NUMBER OF
                                                                PORTFOLIOS IN
                                                                    FUND
     NAME (YOB);                                                 COMPLEX(1)
     POSITIONS WITH THE           PRINCIPAL OCCUPATIONS          OVERSEEN BY      OTHER DIRECTORSHIPS HELD
     FUNDS (SINCE)                 DURING PAST 5 YEARS            TRUSTEE         OUTSIDE FUND COMPLEX
     LEONARD M. SPALDING, JR.*   Retired; Chief Executive              69         None
     (1935); Trustee (2004)      Officer of Chase Mutual
                                 Funds (investment company)
                                 (1989-1998); President &
                                 Chief Executive Officer of
                                 Vista Capital Management
                                 investment management)
                                 (1990-1998); Chief
                                 Investment Executive of
                                 Chase Manhattan Private Bank
                                 (investment management)
                                 (1990-1998)

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 13 investment companies.
* Mr. Spalding is deemed to be an "interested person" due to his ownership of J.P. Morgan Chase & Co. stock.

The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees presently has Audit, Valuation, Investment, and Governance Committees. The members of the Audit Committee are Messrs. Armstrong (Chairman), Eppley and Schonbachler. The duties and functions of the Audit Committee include (i) oversight of the accounting and financial reporting policies and practices of the Trust's series, the internal controls of the Trust's series and, as appropriate, the internal controls of certain service providers, (ii) oversight of the quality and objectivity of the financial statements of the Trust's series and the independent audit thereof, and (iii) acting as liaison between the independent auditors of the Trust's series and the full Board of Trustees. During the fiscal year of the Trust ended August 31, 2003, the Audit Committee held three meetings. The Valuation, Investment and Governance Committees did not exist during the fiscal year ended August 31, 2003. The members of the Valuation Committee are Mr. Healey (Chairman) and Ms. Gray. The function of the Valuation Committee is to oversee the fair value of the Funds' portfolio securities as necessary. The members of the Investment Committee are Messrs. Spalding (Chairman) and Goldstein. The function of the Investment Committee is to oversee JPMIM's and the sub-advisers' investment programs. The members of the Governance Committee are Messrs. Reid (Chairman), Higgins, and Morton. The responsibilities of the Governance Committee include, among other things, the selection and nomination of persons for election or appointment as Trustees, the review of shareholder correspondence to the Board, the review of nominees recommended to the Board by shareholders, the review of Trustee compensation and the recommendation of independent legal counsel to the Independent Trustees. With respect to the review of nominees recommended by shareholders, the Governance Committee will evaluate such nominees in the same manner as it evaluates nominees identified by the Governance Committee.

The Trust pays no compensation to any of its officers or to the Trustees of the Trust listed above who are officers or employees of JPMIM. Each Trustee is currently paid an annual fee of $120,000 for serving as Trustee of the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee. For his services as Chairman of the Board of Trustees of the JPMorgan Fund Complex, Mr. Reid is paid an additional $130,000. Prior to July 16, 2003, Mr. Healey was paid an additional $40,000 for his services as President of the Board of Trustees of the JPMorgan Fund Complex. As of July 16, 2003, Messrs. Armstrong, Spalding and Healey are paid additional $40,000 for their services as committee Chairmen. The Trustees may hold various other directorships unrelated to the JPMorgan Fund Complex.

The following table sets forth information covering the total compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 2003 to the persons who served as Trustees of the Trust during such period:

                                                          TOTAL COMPENSATION
                                AGGREGATE COMPENSATION    FROM TRUST AND
     PERSON                     FROM TRUST (2)            FUND COMPLEX (3)
     ------                     ----------------------    ------------------
Mark P. Hurley                  $            0            $            0
Roger B. Keating                $       10,000(1)         $       11,000
Matthew J. Kiley                $       10,000            $       11,000
Robert P. Schmermund            $       10,000            $       11,000

----------
(1) Roger B. Keating deferred receipt of $10,000 of such compensation pursuant to the fee deferral arrangements described above.
(2) As of August 31, 2003, the total amount of compensation deferred pursuant to the fee deferral agreements described above by Roger B. Keating, Matthew
     J. Kiley and Robert P. Schmermund is $49,766.23, $11,227.85 and $11,227.85,
     respectively.

(3) Includes compensation received for service as Trustees of UM Investment Trust, a closed-end investment company that is in the same "Fund Complex" as the Trust.

                                    OFFICERS

The Funds' executive officers (listed below), other than the officers who are employees of JPMIM or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc., a subsidiary of The BISYS Group, Inc (the "Distributor"). The officers conduct and supervise the business operations of the Funds. The officers hold office at the pleasure of the Trustees until a successor has been elected and duly qualified. The Funds have no employees.

The names of the officers of the Funds, together with their YOB, information regarding their positions held with the Funds and principal occupations are shown below. The contact address for each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.

          NAME (YOB);
      POSITIONS HELD WITH                                         PRINCIPAL OCCUPATIONS
       THE FUNDS (SINCE)                                           DURING PAST 5 YEARS
--------------------------------  --------------------------------------------------------------------------------------
George C.W. Gatch (1962);         Managing Director, JPMIM; Head of J.P. Morgan Fleming's U.S. Mutual Funds and
President (2004)                  Financial Intermediaries Business ("FFI"); he has held numerous positions throughout the firm in business management, marketing and sales.

Patricia A. Maleski (1960);       Vice President, JPMIM, head of FFI and US Institutional Funds Administration and
Treasurer (2004)                  Board Liaison.  Prior to joining JPMorgan in 2001, she was the Vice President of
                                  Finance for the Pierpont Group, Inc., a service provider to the board of trustees of the heritage JPMorgan Funds.

Sharon J. Weinberg (1959);        Managing Director, JPMIM; Head of Business and Product Strategy for FFI; since
Secretary (2004)                  joining J.P. Morgan Chase in 1996, she has held numerous positions throughout the asset management business in mutual funds marketing, legal and product development.

Stephen M. Ungerman (1953);       Vice President, JPMIM; Fund Administration - Pooled Vehicles; prior to joining J.P.
Vice President and Assistant      Morgan Chase in 2000, he held a number of positions in Prudential Financial's asset
Treasurer (2004)                  management business, including Assistant General Counsel, Tax Director and Co-head of Fund Administration; Mr. Ungerman also served as Assistant Treasurer for all mutual funds managed by Prudential.

Joseph J. Bertini (1965);         Vice President and Assistant General Counsel, JPMIM.
Vice President and Assistant
Secretary (2004)

          NAME (YOB),
      POSITIONS HELD WITH                                         PRINCIPAL OCCUPATIONS
       THE FUNDS (SINCE)                                           DURING PAST 5 YEARS
--------------------------------  --------------------------------------------------------------------------------------
Wayne H. Chan (1965);             Vice President and Assistant General Counsel, JPMIM, since September 2002; Mr. Chan
Vice President and Assistant      was an associate at the law firm of Shearman & Sterling from May 2001 through
Secretary (2004)                  September 2002; Swidler Berlin Shereff Friedman LLP from June 1999 through May 2001 and Whitman Breed Abbott & Morgan LLP from September 1997 through May 1999.

Paul M. DeRusso (1954);           Vice President, JPMIM; Manager of the Budgeting and Expense Group of Funds
Assistant Treasurer (2004)        Administration Group.

Lai Ming Fung (1974);             Associate, JPMIM; Budgeting Analyst for the Budgeting and Expense Group of Funds
Assistant Treasurer (2004)        Administration Group.

Mary D. Squires (1955);
Assistant Treasurer (2004)        Vice President, JPMIM; Ms. Squires has held numerous financial and operations positions supporting the J.P. Morgan Chase organization complex.

Michael Ciotola (1968);           Director of Financial Services of BISYS Fund Services, Inc. since January 2003;
Assistant Treasurer (2004)*       held various positions within BISYS since 1998.

Arthur A. Jensen (1966);          Vice President of Financial Services of BISYS Fund Services, Inc., since June 2001;
Assistant Treasurer (2004)*       formerly Section Manager at Northern Trust Company and Accounting Supervisor at
                                  Allstate Insurance Company.

Martin R. Dean (1963);            Vice President of Regulatory Services of BISYS Fund Services, Inc.
Assistant Treasurer (2004)*

Alaina Metz (1967);               Chief Administrative Officer of BISYS Fund Services, Inc.; formerly, Supervisor of
Assistant Secretary (2004)*       the Blue Sky Department of Alliance Capital Management L.P.

Ryan M. Louvar (1972);            Counsel of Legal Services, BISYS Fund Services, Inc. since 2000; formerly Attorney
Assistant Secretary (2004)***     at Hill, Farrer & Burrill LLP from 1999 to 2000 and Knapp Petersen & Clarke, PC from
                                  1997 to 1999.
Lisa Hurley (1955);               Executive Vice President and General Counsel of BISYS Fund Services, Inc.
Assistant Secretary (2004)**

Thomas J. Smith (1955);           Managing Director, Head of Compliance for J.P. Morgan Chase & Co.'s asset management
Vice President and Assistant      business in the Americas.
Secretary (2004)

* The contact address for the officer is 3435 Stelzer Road, Columbus, OH 43219. ** The contact address for the officer is 90 Park Avenue, New York, NY 10016. ***The contact address for the officer is 60 State Street, Boston, MA 02109.

                        OWNERSHIP OF SHARES OF THE FUNDS

                           INSTITUTIONAL CLASS SHARES

As of May 28, 2004, to the Trust's knowledge, the following persons or entities owned of record and/or beneficially 5% or more of the outstanding Institutional Class Shares of the following Funds:


             FUND                                 NAME AND ADDRESS                      % OWNERSHIP
             ----                                 ----------------                      -----------
   BEHAVIORAL GROWTH FUND               NFSC FBO # F2J-000019                              46.691%
                                        FIIOC Agent FBO
                                        Qualified Employee
                                        Plans 401k FINOPS-IC Funds
                                        100 Magellan Way # KW1C
                                        Covington, KY  41015-1987

                                        Charles Schwab & Co Inc                            28.188%
                                        Special Cust A/C
                                        FBO Exclusive Benefit Of Customers
                                        Attn Mutual Funds
                                        101 Montgomery St
                                        San Francisco, CA  94104-4122

    BEHAVIORAL VALUE FUND               Charles Schwab & Co Inc                            44.061%
                                        Special Cust A/C
                                        FBO Exclusive Benefit Of Customers
                                        Attn Mutual Funds
                                        101 Montgomery St
                                        San Francisco, CA  94104-4122

                                        National Investor Services                          7.711%
                                        FBO 097-50000-19
                                        55 Water Street, 32nd Floor
                                        New York, NY  10041-0028

                                        The Columbus Fund Limited                           6.334%
                                        C/O Moore Stephen Intl Services
                                        P.O. Box 3186 Abbot Building
                                        Main Street
                                        Tortola, British Virgin Islands

                                        Wells Fargo Bank NA FBO                             5.551%
                                        Alexander Proudfoot D.B. PL - UNDIS
                                        P.O. Box 1533
                                        Minneapolis, MN  55480-1533

             FUND                                 NAME AND ADDRESS                      % OWNERSHIP
             ----                                 ----------------                      -----------
   REIT FUND                            Charles Schwab & Co Inc                            63.599%
                                        Special Cust A/C
                                        FBO Exclusive Benefit Of Customers
                                        Attn Mutual Funds
                                        101 Montgomery St
                                        San Francisco, CA  94104-4122

                                        National Investor Services                         15.956%
                                        FBO 097-50000-19
                                        55 Water Street, 32nd Floor
                                        New York, NY  10041-0028

   SMALL CAP GROWTH FUND                NFSC FBO # F2J-000019                              19.101%
                                        FIIOC Agent FBO
                                        Qualified Employee
                                        Plans 401K FINOPS-IC Funds
                                        100 Magellan Way # KW1C
                                        Covington, KY  41015-1987

                                        Charles Schwab & Co Inc.                            6.762%
                                        Special Cust A/C
                                        FBO Exclusive Benefit Of Customers
                                        Attn Mutual Funds
                                        101 Montgomery St
                                        San Francisco, CA  94104-4122

                                        Wells Fargo Bank NA FBO                             5.867%
                                        RPS UM Small Cap Growth
                                        P.O. Box 1533
                                        Minneapolis, MN  55480-1533

                              INVESTOR CLASS SHARES

As of May 28, 2004, to the Trust's knowledge, the following persons or entities owned of record and/or beneficially 5% or more of the outstanding Investor Class Shares of the following Fund:

          FUND                                    NAME AND ADDRESS                      % OWNERSHIP
          ----                                    ----------------                      -----------
  BEHAVIORAL GROWTH FUND                NFSC FBO # F2J-000019                              84.998%
                                        FIIOC Agent FBO
                                        Qualified Employee
                                        Plans 401K FINOPS-IC Funds
                                        100 Magellan Way # KW1C
                                        Covington KY  41015-1987

     The persons listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) such Funds. As a result, those persons would have the ability to vote a majority of the shares of the Funds on any matter requiring the approval of shareholders of such Funds.

OWNERSHIP BY TRUSTEES AND OFFICERS

As of December 31, 2003, the Trustees and officers of the Trust owned beneficially less than 1% of the shares of each class of each Fund. As of December 31, 2003, none of the independent Trustees or their immediate family members owned securities of JPMIM or the Distributor, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with JPMIM or the Distributor.

The following table shows the dollar range of each Trustee's beneficial ownership as of December 31, 2003 in the Funds and each Trustee's aggregate ownership in any funds that the Trustee oversees in the Family of Investment Companies(1):

                                                                                     AGGREGATE OWNERSHIP OF
                                                                                        ALL REGISTERED
                           OWNERSHIP     OWNERSHIP                                   INVESTMENT COMPANIES
                          OF BEHAVIORAL     OF                        OWNERSHIP OF   OVERSEEN BY TRUSTEE IN
NAME OF                     GROWTH       BEHAVIORAL    OWNERSHIP OF    SMALL CAP      FAMILY OF INVESTMENT
TRUSTEE                      FUND        VALUE FUND      REIT FUND    GROWTH FUND         COMPANIES(1)

                                          INDEPENDENT TRUSTEES
William J.
Armstrong                   None           None            None         None           Over $100,000

Roland R.
Eppley, Jr.                 None           None            None         None           Over $100,000

Dr. Matthew
Goldstein                   None           None            None         None               None

Ann Maynard
Gray                        None           None            None         None          $10,001-$50,000

Matthew Healey              None           None            None         None           Over $100,000

Robert J. Higgins           None           None            None         None               None

William G.
Morton, Jr.                 None           None            None         None               None

Fergus Reid, III            None           None            None         None           Over $100,000

James J.
Schonbachler                None           None            None         None         $50,001-$100,000

                                           INTERESTED TRUSTEE

Leonard M.
Spalding, Jr.                None           None            None         None           Over $100,000

(1) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Trustees serve includes 13 investment companies.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER AND SUB-ADVISERS

As described in the Prospectus, JPMIM is the investment adviser of each Fund and as such, has responsibility for the management of each Fund's affairs, under the supervision of the Trust's Board of Trustees. With the exception of the REIT Fund, which is directly managed by JPMIM, each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of JPMIM and the Board of Trustees. See "The Funds" in the Prospectus. JPMIM, a wholly owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), is a registered investment adviser under the 1940 Act. JPMIM acts as investment adviser to individuals, governments, corporations, employee benefit plans, labor unions and state and local governments, mutual funds and other institutional investors.

J.P. Morgan Chase, through JPMIM and other subsidiaries, acts as investment adviser to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors. J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessor, has been in the banking and investment advisory business for over a century.

The investment advisory services JPMIM provides to the Funds are not exclusive under the terms of the advisory agreements. JPMIM is free to and does render similar investment advisory services to others. JPMIM serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which JPMIM serves as trustee. The accounts which are managed or advised by JPMIM have varying investment objectives and JPMIM invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Funds. Such accounts are supervised by employees of JPMIM who may also be acting in similar capacities for the Funds. SEE "PORTFOLIO TRANSACTIONS AND BROKERAGE."

The Funds are overseen by employees of JPMIM who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of J.P. Morgan Chase or any personnel of other divisions of JPMIM or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan Chase which may execute transactions on behalf of the Funds.

Under each Fund's advisory agreement with JPMIM, JPMIM is entitled to fees, payable at least quarterly, of a certain percentage of the average daily net asset value of such Fund. Such fees are paid by each class of shares of the relevant Fund based upon the average daily net assets of such class. For a description of such fees, see "The Funds -- The Funds' Management" in the Institutional Class Prospectus and in the combined Class A and Class C Prospectus and "The Fund - The Fund's Management" in the Investor Class Prospectus.

During the Trust's fiscal years ended August 31, 2001, August 31, 2002 and August 31, 2003, the advisory fees incurred by the Funds to the previous investment adviser, Undiscovered Managers, LLC, pursuant to the previous advisory agreements (before giving effect to expense reductions under certain expense deferral arrangements), and the amount of expense reductions under the then effective expense deferral arrangements relating to the advisory fee, were as follows:

                                  FISCAL YEAR ENDED           FISCAL YEAR ENDED                 FISCAL YEAR ENDED
                                   AUGUST 31, 2001             AUGUST 31, 2002                  AUGUST 31, 2003
                              --------------------------   ----------------------------     --------------------------
                                               EXPENSE                         EXPENSE                       EXPENSE
FUND                          ADVISORY FEE    REDUCTION    ADVISORY FEE       REDUCTION     ADVISORY FEE    REDUCTION
----                         -------------- ------------   -------------     ------------   ------------   -----------
Behavioral Growth Fund       $    1,598,608 $    217,717   $     895,331     $    175,851   $    716,391   $   130,215
Behavioral Value Fund        $      297,237 $     81,960   $     363,076     $     84,628   $    301,512   $   100,732
REIT Fund                    $      663,384 $    149,106   $   1,071,562     $     99,670   $  1,495,386   $   120,035
Small Cap Growth Fund(1)     $      186,900 $    123,323   $     421,030     $    149,106   $    654,432   $   168,244

----------
(1)The Small Cap Growth Fund commenced operations on October 2, 2000.

As described in the Prospectus, JPMorgan Chase Bank has contractually agreed to certain arrangements to limit each Fund's expenses. See "Trust Expenses" below.

With the exception of the REIT Fund, which is directly managed by JPMIM, each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser pursuant to a sub-advisory agreement. Each of the sub-advisers is regarded for purposes of the 1940 Act as being controlled by the following persons, each of whom is a principal of the firm and owns more than 25% of the voting securities of the firm: Russell J. Fuller (Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler")); and Ronald A. Sauer (Mazama Capital Management, Inc. ("Mazama")).

Under each sub-advisory agreement relating to the Funds between JPMIM and such Fund's sub-adviser, the sub-adviser is entitled to fees, payable at least quarterly by JPMIM out of the fees JPMIM receives, of a certain percentage of the average daily net asset value of such Fund. For the Behavioral Value Fund, JPMIM will pay the sub-adviser compensation at the annual rate of 0.70% of the first $200 million of the Fund's average daily net assets, 0.65% of the next $100 million of such assets and 0.60% of such assets in excess of $300 million. For the Behavioral Growth Fund, JPMIM will pay the sub-adviser compensation at the annual rate of 0.60% of the first $200 million of the Fund's average daily net assets, 0.55% of the next $100 million of such assets and 0.50% of such assets in excess of $300 million. For the Small Cap Growth Fund, JPMIM will pay the sub-adviser compensation at the annual rate of 0.60% of the first $200 million of the Fund's average daily net assets, 0.55% of the next $100 million of such assets and 0.50% of such assets in excess of $300 million. For a description of such fees, see "The Funds -- The Funds' Management" in the Institutional Class Prospectus and in the combined Class A and Class C Prospectus and "The Fund - The Fund's Management" in the Investor Class Prospectus.

During the Trust's fiscal years ended August 31, 2001, August 31, 2002 and August 31, 2003, the previous adviser, Undiscovered Managers, LLC, paid the following amounts as sub-advisory fees to the following sub-advisers:

                                                                    SUB-ADVISORY FEE      SUB-ADVISORY FEE     SUB-ADVISORY FEE
      FUND                            SUB-ADVISER                 FOR FISCAL YEAR 2001  FOR FISCAL YEAR 2002  FOR FISCAL YEAR 2003
      ----                            -----------                 --------------------  --------------------  --------------------
Behavioral Growth Fund     Fuller & Thaler Asset Management, Inc.     $  1,005,811         $     565,472       $     452,457.19
Behavioral Value Fund      Fuller & Thaler Asset Management, Inc.     $    197,992         $     242,051       $     201,008.07
REIT Fund(1)               Bay Isle Financial LLC                     $    442,109         $     714,375       $     996,924.16
Small Cap Growth Fund(2)   Mazama Capital Management, Inc.            $    117,832         $     265,914       $     413,325.41

----------
(1) Prior to January 1, 2004, Bay Isle Financial LLC ("Bay Isle") served as the REIT Fund's subadviser, with Undiscovered Managers, LLC serving as the investment adviser. Undiscovered Managers, LLC paid Bay Isle a sub-advisory fee at the annual rate of 0.70% of the first $200 million of the REIT Fund's average daily net assets, 0.65% of the next $100 million of such assets and 0.60% of such assets in excess of $300 million. From January 1, 2004 until January 30, 2004, JPMIM replaced Bay Isle as the REIT Fund's subadviser, with Undiscovered Managers, LLC continuing to serve as the investment adviser. During such period, JPMIM was paid a fee at the annual rate of 0.70% of the first $200 million of the REIT Fund's average daily net assets, 0.65% of the next $100 million of such assets and 0.60% of such assets in excess of $300 million. Effective January 31, 2004, JPMIM became the REIT Fund's investment adviser, and the subadvisory agreement was terminated.
(2) The Small Cap Growth Fund commenced operations on October 2, 2000

Each Fund's current advisory agreement with JPMIM and related sub-advisory agreement, if applicable, was approved by the applicable Fund's shareholders on January 13, 2004 and provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of the Trust, JPMIM or, in the case of the related sub-advisory agreement, the relevant sub-adviser, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a Fund's advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a sub-advisory agreement relating to a Fund must be approved by vote of a majority of the outstanding voting securities of such Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval, unless such approvals are no longer required by law.

Each Fund's advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding securities of the relevant Fund, upon sixty days' written notice, and by JPMIM upon ninety days' written notice, and shall automatically terminate in the event of its assignment. Each Fund's advisory agreement provides that JPMIM owns all rights to and control of the name "Undiscovered Managers," and the Small Cap Growth Fund's advisory agreement also provides that JPMIM owns all rights to and control of the name "UM." Each Fund's advisory agreement will automatically terminate if the Trust or the relevant Fund shall at any time be required by JPMIM to eliminate all reference to the words "Undiscovered Managers" or the letters "UM," as applicable, in the name of the Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or JPMIM, cast in person at a meeting called for the purpose of voting on such approval.

On November 17, 2003, the Board of Trustees of the Trust approved, with respect to each of the Behavioral Growth Fund, the Behavioral Value Fund, the REIT Fund and the Small Cap Growth Fund, an investment management agreement pursuant to which JPMIM serves as investment manager to each such Fund (each a "Management Agreement" and collectively, the "Management Agreements"). The Management Agreements were approved by the Board of the Trustees in connection with the acquisition by JPMIM of certain assets of Undiscovered Managers, LLC, the previous investment adviser to the Trust (the "Transaction"). The Trustees also approved sub-advisory agreements between JPMIM and the sub-adviser of each of the Behavioral Growth Fund, the Behavioral Value Fund and the Small Cap Growth Fund (the "Sub-Advisory Agreements").

In determining to approve the Management Agreement relating to each Fund, and the Sub-Advisory Agreement relating to each of Behavioral Growth Fund, Behavioral Value Fund and Small Cap Growth Fund, the Trustees considered a wide range of information, including the type of information they regularly consider when determining whether to continue a Fund's management agreement and sub-advisory agreement as in effect from year to year. The Trustees considered information about, among other things, (i) JPMIM's reputation, financial resources, personnel (including senior management) and investment management experience, including (x) the fact that JPMIM is a subsidiary of J.P. Morgan Chase & Co., a global financial services corporation and (y) the fact that JPMIM and its affiliates advise over seventy separate investment portfolios within the JPMorgan fund complex; (ii) each sub-adviser and the scope and quality of the portfolio management and related services that such sub-adviser has been providing to the applicable Fund(s), including the fact that no change in the scope or quality of such services was expected to take place as a result of the Transaction; (iii) the terms of the then-current and proposed management agreements relating to the Funds, including the fact that no change to the fee rates thereunder was being proposed; (iv) the terms of the then-current and proposed sub-advisory agreements relating to the applicable Funds, including the fact that no change to the fee rates thereunder was being proposed; (v) the expected scope and quality of the services that JPMIM would provide to the REIT Fund under the applicable Management Agreement, including the fact that JPMIM would be responsible for the management of the REIT Fund's investment portfolio;
(vi) the terms of the Transaction, including JPMIM's representation that, if each Management Agreement was approved and JPMIM was appointed to serve as investment manager to each of the Funds, it would, for at least two years following the consummation of the Transaction, limit the operating expenses of each such Fund in such a manner and amount that is at least as favorable to each such Fund as is the case under the then-current expense deferral agreements with Undiscovered Managers, LLC, the previous investment manager, and the fact that, with respect to the REIT Fund, such limitation on operating expenses was expected to be more favorable than the then-current expense deferral agreement;
(vii) the investment performance of each of the Funds and of similar funds managed by other advisers and sub-advisers (including funds managed by JPMIM);
(viii) the advisory fee rates payable to JPMIM by the Funds and to the sub-advisers by JPMIM and the fee rates payable by similar funds managed by other advisers; (ix) the total expense ratios of the Funds and of similar funds managed by other advisers; and (x) the fact that JPMIM and/or each sub-adviser may receive brokerage and research services from brokerage firms selected by JPMIM or such sub-adviser to execute portfolio transactions for the Fund(s) that JPMIM or such sub-adviser manages, and may cause such Fund(s) to pay such brokerage firms higher brokerage commissions in recognition of the provision of such services.

The Trustees also considered the fact that JPMIM has agreed to use its reasonable best efforts to ensure compliance with the requirements of Section 15(f) in respect of the Transaction. More specifically, JPMIM has agreed to conduct its business so as to enable, insofar as within the control of JPMIM,
(i) for a period of three years after the date on which the Transaction is consummated (the "Closing Date"), at least 75% of the members of the Trust's Board of Trustees not to be (A) "interested persons" (as that term is defined in the 1940 Act) of JPMIM, or (B) "interested persons" (as that term is defined in the Investment Company Act) of Undiscovered Managers, LLC, and (ii) for a period of two years after the Closing Date, there not to be imposed an "unfair burden" (as that term is defined in the 1940 Act) on any of the Funds as a result of the Transaction, or any express or implied terms, conditions or understandings applicable thereto. JPMIM and the other parties to the Transaction have agreed that, if JPMIM obtains an order from the Securities and Exchange Commission exempting it from the provisions of Section 15(f), while still maintaining the "safe harbor" provided by Section 15(f), then the agreement set forth above shall be deemed to be modified to the extent necessary to permit JPMIM to act in a manner consistent with such exemptive order.

With respect to the REIT Fund, the Trustees also considered materials relating to JPMIM's investment process and met with a member of the portfolio management team that is currently expected to manage the REIT Fund.

The Trustees also considered the effects on the Funds of becoming affiliated persons of JPMIM. Following consummation of the Transaction, the 1940 Act will limit or impose conditions on the ability of the Funds to engage in certain transactions with JPMIM and its affiliates. For example, absent exemptive relief from the Securities and Exchange Commission, the Funds will be prohibited from purchasing securities from broker-dealer affiliates of JPMIM in transactions in which such broker-dealer affiliates act as principal, and the Funds will have to satisfy certain conditions in order to engage in securities transactions in which a broker-dealer affiliate of JPMIM acts as broker or underwriter.

After meeting with personnel of JPMIM and carefully considering the information summarized above with the advice of independent legal counsel, the Trustees, including the Trustees who are not "interested persons" (as defined in the 1940
Act) of the Trust, unanimously voted to approve the Management Agreements and Sub-Advisory Agreements relating to the Behavioral Growth Fund, the Behavioral Value Fund, and the Small Cap Growth Fund, to approve the Management Agreement relating to the REIT Fund, and to recommend that each such Fund's shareholders vote to approve each such agreement. At a meeting of the shareholders of the Trust held on January 14, 2004, shareholders of each Fund approved each such agreement relating to their Fund.

Each sub-advisory agreement relating to a Fund may be terminated without penalty by JPMIM upon sixty days' written notice, and by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund upon sixty days' written notice, and each terminates automatically in the event of its assignment and upon termination of the related advisory agreement. Certain of the sub-advisory agreements relating to the Funds may be terminated by the relevant sub-adviser in certain circumstances.

Each Fund's advisory agreement and related sub-advisory agreement provides that JPMIM or the applicable sub-adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Trust and JPMIM expect to apply for an exemptive order from the Securities and Exchange Commission to permit JPMIM, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund and amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. See "The Funds -- The Funds' Management - Other Arrangements" in the Institutional Class Prospectus and in the combined Class A and Class C Prospectus and "The Fund -- The Fund's Management - Other Arrangements" in the Investor Class Prospectus.

TRUST EXPENSES

The Trust pays the compensation of its Trustees who are not officers or employees of JPMIM; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; 12b-1 fees; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Trust's series; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses. 12b-1 fees with respect to a Fund, if any, are allocated only to that Fund's Investor Class Shares, Class A Shares or Class C Shares. Certain other expenses relating to a particular class (such as class specific shareholders services fees) may be allocated solely to that class.

As described in the Prospectus, JPMorgan Chase Bank has contractually agreed that it will reimburse each Fund to the extent total annual operating expenses of the Institutional Class, Investor Class, Class A and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the current deferred compensation plan) exceed the following annual percentage rates of their respective average daily net assets:

         FUND                  INSTITUTIONAL CLASS    INVESTOR CLASS  CLASS A    CLASS B   CLASS C
         ----                  -------------------    --------------  -------    -------   -------
Behavioral Growth Fund                1.30%                1.65%        1.65%      2.15%     2.15%
Behavioral Value Fund                 1.40%                 N/A*        1.60%      2.10%     2.10%
REIT Fund                             1.00%                 N/A*        1.40%      1.90%     1.90%
Small Cap Growth Fund                 1.20%                 N/A*        1.60%       N/A      2.10%

-------------------------------
* The Fund does not currently offer such class.


These agreements have terms ending on January 30, 2006 for Investor and Institutional Classes, June 4, 2005 for Class A, Class B and Class C, with the exception of Class A of the Behavioral Growth Fund, which agreement has a term ending on June 4, 2006, and are renewable year to year thereafter. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


ADMINISTRATOR AND SUB-ADMINISTRATOR

Pursuant to the Administration Agreement, effective January 31, 2004, between the Trust, on behalf of the Funds, and JPMorgan Chase Bank (the "Administration Agreement"), JPMorgan Chase Bank is the administrator of the Funds. JPMorgan Chase Bank provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries, and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. JPMorgan Chase Bank in its capacity as administrator does not have any responsibility or authority for the investment management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of the Funds' shares.

JPMorgan Chase Bank was formed on November 10, 2001, from the merger of Morgan Guaranty Trust

Company of New York and The Chase Manhattan Bank.

Under the Administration Agreement, JPMorgan Chase Bank is permitted to render administrative services to others. The Administration Agreement will continue in effect for two years and from year to year thereafter with respect to each Fund, only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust, or by vote of a majority of such Fund's outstanding voting securities. The Administration Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, or by JPMorgan Chase Bank on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that absent willful misfeasance, bad faith, gross negligence, or reckless disregard in the performance of duties under the agreement on the part of JPMorgan Chase Bank or its directors, officers or employees, the Trust shall indemnify JPMorgan Chase Bank against any claims that JPMorgan Chase Bank may incur based on any omissions in connection with services rendered to the Trust under the Administration Agreement.

In consideration of the services provided by JPMorgan Chase Bank pursuant to the Administration Agreement, JPMorgan Chase Bank receives from each Fund a pro-rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds complex plus 0.075% of average daily net assets over $25 billion. JPMorgan Chase Bank may voluntarily waive a portion of the fees payable to it with respect to each Fund. JPMorgan Chase Bank pays a portion of the fees it receives to BISYS Fund Services, L.P for its services as each Fund's sub-administrator.

Prior to January 31, 2004, and pursuant to an administration agreement dated December 29, 1997 with the Trust, Undiscovered Managers, LLC served as the Funds' administrator. During the Trust's fiscal year ended August 31, 2001, August 31, 2002 and August 31, 2003, the following amounts were paid or payable by the Funds to the previous administrator, Undiscovered Managers, LLC, pursuant to the previous administrative services agreement:

                               ADMINISTRATION FEE          ADMINISTRATION FEE        ADMINISTRATION FEE
                               FOR THE FISCAL YEAR         FOR THE FISCAL YEAR       FOR THE FISCAL YEAR
         FUND                 ENDED AUGUST 31, 2001      ENDED AUGUST 31, 2002      ENDED AUGUST 31, 2003
         ----                 ---------------------      ---------------------      ---------------------
Behavioral Growth Fund           $       420,686            $       235,613             $       188,524
Behavioral Value Fund            $        70,771            $        86,447             $        71,788
REIT Fund                        $       157,949            $       255,134             $       356,044
Small Cap Growth Fund(1)         $        49,184            $       110,797             $       172,219

(1)The Small Cap Growth Fund commenced operations on October 2, 2000.

These amounts were subject to reduction and reimbursement under certain expense deferral arrangements.

Prior to January 31, 2004, PFPC Inc. provided certain of the foregoing administrative services to the Funds, at the expense of Undiscovered Managers, LLC.

DISTRIBUTOR

As of January 31, 2004, the Distributor serves as the Trust's exclusive distributor and holds itself available to receive purchase orders for shares of each of the Fund's on a continuous basis. In that capacity, the Distributor has been granted the right, as agent of the Trusts, to solicit and accept orders for the purchase of each of the Funds shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust, the Distributor receives no compensation in its capacity as the Trust's distributor. The Distributor is a wholly owned indirect subsidiary of The BISYS Group, Inc.

The Distribution Agreement shall continue in effect with respect to a Fund for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of a Fund's outstanding shares or (ii) by a vote of a majority of the Trustees of the Trust and a vote of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, including a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of each Fund's outstanding shares as defined in the 1940 Act in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of the Distributor are located at 522 Fifth Avenue, New York, NY 10036.

From January 1, 2001 to January 30, 2004, PFPC Distributors, Inc. ("PFPC Distributors") 760 Moore Road, King of Prussia, Pennsylvania 19406, served as the distributor of the Trust. From December 1, 1999 through January 1, 2001, Provident Distributors, Inc. ("Provident Distributors"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406 was the distributor to the Trust.

During the fiscal year ended August 31, 2001, Provident Distributors received the following underwriting commissions relating to the following Funds:

                                              UNDERWRITING COMMISSIONS
                                              FOR THE FISCAL YEAR ENDED
         FUND                                      AUGUST 31, 2001
         ----                                      ---------------
Behavioral Growth Fund                                $ 1,333
REIT Fund                                             $ 1,005

During the fiscal years ended August 31, 2001, August 31, 2002 and August 31, 2003, PFPC Distributors received the following underwriting commissions relating to the following Funds:

                                 UNDERWRITING COMMISSIONS FOR THE FISCAL YEARS ENDED
                                 ---------------------------------------------------
         FUND                AUGUST 31, 2001        AUGUST 31, 2002        AUGUST 31, 2003
         ----                ---------------        ---------------        ---------------
Behavioral Growth Fund            $  1,732               -0-                    -0-
REIT Fund                         $    190               -0-                    -0-

All of the underwriting commissions were based on sales of former Class C Shares of the Trust, which ceased being offered by the Trust as of March 15, 2001. None of the underwriting commissions listed above were retained by Provident Distributors or PFPC Distributors.

SERVICE AND DISTRIBUTION PLAN (APPLICABLE TO INVESTOR CLASS SHARES ONLY)
As described in the Prospectus, the Trust has adopted, under Rule 12b-1 under the 1940 Act, a Service and Distribution Plan relating to its Investor Class Shares (the "Service and Distribution Plan"). The Service and Distribution Plan permits the Trust to pay to the then current principal underwriter of the Trust or to one or more other persons or entities (which may but need not be affiliated with the Trust or any of its investment advisers or other service providers), pursuant to agreements executed on behalf of the Trust by one or more officers of the Trust or by the then current principal underwriter of the Trust, fees for services rendered and expenses borne in connection with the provision of certain services. The Service and Distribution Plan provides that such fees may be paid as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class Shares of the Trust, (ii) providing services relating to the Investor Class Shares of the Trust (which would be in addition to any general services provided to a Fund as a whole) and (iii) providing additional personal services to the Trust's Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under the Service and Distribution Plan with respect to each Fund will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class Shares. The Service and Distribution Plan is of the type known as a "compensation" plan. This means that, although the Trustees of the Trust are expected to take into account the expenses of the then current principal underwriter of the Trust in their periodic review of the Service and Distribution Plan, the fees are payable to compensate such underwriter for services rendered even if the amount paid exceeds such underwriter's expenses.

The Service and Distribution Plan may be terminated at any time as to any Fund by vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it, or by a vote of a majority of the outstanding Investor Class voting securities of that Fund (as defined in the 1940 Act). Any change in the Service and Distribution Plan that would materially increase the cost to the Investor Class Shares of a Fund to which the Service and Distribution Plan relates requires approval by the Investor Class shareholders of that Fund. The Trustees of the Trust review at least quarterly a written report of such costs and the purposes for which such costs have been incurred. All material amendments to the Service and Distribution Plan require a vote of the Trustees of the Trust, including a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it, cast in person at a meeting called for such purpose. For so long as the Service and Distribution Plan is in effect, the selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

The Service and Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved
(i) by the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it and (ii) by the vote of a majority of the entire Board of Trustees of the Trust, in each case cast in person at a meeting called for the purpose of voting on the continuance of the Service and Distribution Plan.

For the Trust's fiscal year ended August 31, 2003, the Behavioral Growth Fund paid PFPC Distributors $24,998 under the Service and Distribution Plan.

The Trustees of the Trust believe that the Service and Distribution Plan will provide benefits to each Fund with Investor Class Shares. The Trustees of the Trust believe that the Service and Distribution Plan is likely to result in greater sales and/or fewer redemptions of the Trust's Investor Class Shares, and thus higher asset levels in the Funds with Investor Class Shares, although it is impossible to know for certain the level of sales and redemptions of the Trust's Investor Class Shares that would occur in the absence of the Service and Distribution Plan or under alternative distribution arrangements. The Trustees of the Trust believe that higher asset levels could benefit the Funds with Investor Class Shares by reducing Fund expense ratios and/or by affording greater investment flexibility to such Funds.

RULE 12B-1 PLAN (APPLICABLE TO CLASS A, CLASS B AND CLASS C SHARES ONLY)

Each Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") on behalf of the Class A, Class B and Class C Shares of the Funds, which provides that each of such classes shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates set forth below. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sale purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each such class of shares of each Fund will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of a Fund may also benefit the Fund's other shares and other JPMorgan Funds. Anticipated benefits to the Fund that may result from the adoption of the distribution plan are economic advantages achieved through economies of scale and enhanced viability if the Funds accumulate a critical mass.

Class A Shares pay a Distribution Fee of 0.25% of average daily net assets and Class B and Class C Shares pay a Distribution Fee of 0.75% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C Shares of the applicable Fund of up to 4.00% and 1.00% of the purchase price of the shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C Shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.

No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of any Fund.

Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average daily net asset value of Class A Shares or 0.75% annualized of the average daily net asset value of Class B and Class C Shares maintained in a Fund by such broker-dealers' customers. Trail or maintenance commissions on Class B and Class C Shares will be paid to broker-dealers beginning the 13th month following the purchase of such shares. Since the Distribution Fee is not directly tied to expenses, the amount of Distribution Fee paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B and Class C Shares, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B and Class C Shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. However, the shares are not liable for any distributions expenses incurred in excess of the Distribution
Fee paid. In determining whether to purchase Class B or Class C Shares, investors should consider that compensation payment could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B and Class C Shares.

Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees").

The Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plan may be terminated, with respect to any class of a Fund, at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act and rules thereunder). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

ADDITIONAL ARRANGEMENTS

CUSTODIAL AND FUND ACCOUNTING ARRANGEMENTS. Pursuant to the Custody Agreement with JPMorgan Chase Bank, 3 Chase MetroTech Center, Brooklyn, NY 11245, dated January 31, 2004, JPMorgan Chase Bank serves as the Funds' custodian and fund accounting agent and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of JPMIM.

For fund accounting services, each Fund pays to JPMorgan Chase Bank the higher of a) such Fund's pro rata share of an annual complex-wide charge on the average daily net assets of all U.S. funds of 0.01% of the first $10 billion, 0.0075% on the next $10 billion, 0.005% on the next $10 billion and 0.0025% for such assets over $30 billion, or b) the applicable per account minimum charge. The minimum total annual fund accounting charge per U.S. fund is $25,000.

In addition there is a $10,000 annual charge per share class and a $6,000 annual charge per manager for multi-managed accounts.

For custodian services, each Fund pays to JPMorgan Chase Bank fees of between 0.001% and 0.6% of assets under management (depending on the foreign domicile in which the asset is held), calculated monthly in arrears, for safekeeping and fees between $7.50 and $150 for securities trades (depending on the foreign domicile in which the trade is settled).

JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

INDEPENDENT AUDITORS. Effective January 31, 2004, the independent accountants of the Trust and the Funds are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds, assists in the preparation and/or review of each Fund's federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

TRANSFER AND DIVIDEND PAYING AGENT. DST Systems, Inc. ("DST" or "Transfer Agent"), 210 West 10th Street, Kansas City, MO 64105 serves as each Fund's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, DST is responsible for maintaining account records detailing the ownership of Fund shares and for creating income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING AGENTS (APPLICABLE TO CLASS A, CLASS B, CLASS C AND INSTITUTIONAL CLASS SHARES ONLY). The Trust, on behalf of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of each of the Funds, has entered into a shareholder servicing agreement (the "Shareholder Servicing Agreement"), with JPMorgan Chase Bank. Under the agreement, JPMorgan Chase Bank is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Funds; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records, transmitting or assisting in processing purchase and redemption orders and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; providing other related services; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a shareholder servicing agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Funds, proxy statements, annual reports, updated Prospectuses and other communications to shareholders of the Funds; receiving and transmitting to the Funds proxies executed by shareholders with respect to meetings of shareholders of the Funds; and providing such other related services as the Funds or a shareholder may request. Shareholder servicing agents may be required to register pursuant to state securities law.

Under the Shareholder Servicing Agreement, each Fund, on behalf of its Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares, has agreed to pay JPMorgan Chase Bank for these services a fee at the annual rates of 0.25% for the Class A Shares, Class B Shares and Class C Shares, and 0.10% for Institutional Class Shares (expressed as a percentage of the average daily net asset values of Fund shares). JPMorgan Chase Bank may enter into services contracts with certain entities under which it will pay all or a portion of its annual fee under the Shareholder Servicing Agreement to such entities for performing shareholder and administrative services. JPMorgan Chase Bank may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreement with respect to each Fund on a month-to-month basis.

Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although it is not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as the shareholder servicing agent.

For shareholders that bank with JPMorgan Chase Bank, JPMorgan Chase Bank may aggregate investments in the JPMorgan Funds with balances held in JPMorgan Chase Bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. JPMorgan Chase Bank and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investments or additional Fund shares valued up to $250 to their customers that invest in the JPMorgan Funds.

JPMorgan Chase Bank may enter into service agreements to pay all or a portion of the shareholder service fee it receives from the Funds to other shareholder servicing agents and certain selected dealers for providing shareholder and administrative services to their customers. In addition to this fee and the payments made by the distributor pursuant to the Funds' 12b-1 Plans, any of JPMorgan Chase Bank, its affiliates and the distributor may from time to time, at their own expense out of compensation retained by them from the Funds or from other sources available to them, make additional payments to such shareholder servicing agents and selected dealers. These additional payments could be for one or more of shareholder servicing, administrative services and sales and marketing support. Such compensation does not represent an additional expense to the Funds or their shareholders because it will be paid by any of JPMorgan Chase Bank, its affiliates or the Distributor.

JPMorgan Chase Bank, JPMorgan Funds and their affiliates, agents and subagents may exchange among themselves and other certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.

OTHER EXPENSES. In addition to the fees payable to JPMIM, the Administrator and the Distributor under various agreements discussed under "Investment Adviser and Subadvisers," "Distributor," "Administrator and Sub-Administrator", Shareholder Servicing Agents, "Service and Distribution Plan" and "Rule 12b-1 Plan" above, each Fund is responsible for paying the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

JPMorgan Chase Bank has agreed that it will reimburse the Funds as described in the Prospectuses.

CODE OF ETHICS

The Trust, JPMIM, the sub-advisers of the Funds and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The policies and procedures used by JPMIM, with respect to the REIT Fund, and each Fund's sub-adviser to determine how to vote proxies relating to the portfolio securities of such Fund are summarized below.

FULLER & THALER. For those accounts where Fuller & Thaler is responsible for voting proxies, such as the Behavioral Growth Fund and the Behavioral Value Fund, Fuller & Thaler executes the procedures set forth below relating to the collection, reporting and voting of proxies.

Fuller & Thaler has contracted Institutional Shareholder Services ("ISS") to collect proxy information from custodians and to vote proxies according to Fuller & Thaler's instructions. ISS also provides proxy recommendations and corporate governance ratings to Fuller & Thaler. While Fuller & Thaler may consider such research in determining how to vote on a proxy issue, Fuller & Thaler votes each proxy on its own merits. Thus, Fuller & Thaler's proxy voting may or may not be in-line with the recommendations of ISS. Each portfolio manager at Fuller & Thaler is responsible for voting the proxies for securities held in the portfolio manager's strategy. Proxy statements received from ISS are provided to the respective portfolio manager for voting. The portfolio manager's vote is communicated to ISS electronically. Using the information provided by Fuller & Thaler, ISS votes the proxies for each individual account.

In the event of a conflict of interest between either the Behavioral Growth Fund or the Behavioral Value Fund and Fuller & Thaler, with respect to how a proxy should be voted for a portfolio security held by such Fund, Fuller & Thaler will vote the proxy in what it believes to be in the best interest of such Fund.

MAZAMA. Mazama takes an active role in voting proxies on behalf of all accounts for which Mazama has been hired as investment manager, unless proxy voting responsibility has been retained by the client. Generally, routine proxies will be voted with management as indicated on the proxy. A negative vote may be registered on proxies containing overly restrictive anti-takeover provisions. Mazama generally votes in favor of the following routine issues: (a) election of directors, (b) appointment of auditors, (c) elimination of preemptive rights,
(d) increasing authorized shares issued, (e) limitations on directors' and officers' liability, (f) amendments to articles of incorporation or bylaws to coincide with changes in local or federal laws and regulations, (g) changes to the date, time, location of annual meetings and (h) stock prints. However, Mazama strongly favors having only independent board members in all sub committees (compensation, nominating, audit, etc.) and may vote against certain board members if they are affiliated with the company and also members of subcommittees.

Mazama votes the following non-routine issues as indicated: (i) Mazama favors allowing shareholders to vote on the granting of "golden parachutes;" (ii) Mazama favors allowing shareholders to vote on preferred stock issues, which typically contain special performance promises to specific shareholders; (iii) Mazama is in favor of confidential voting; (iv) Mazama is in favor of eliminating classified boards; (v) Mazama is generally opposed to the erection of barriers to future merger/take-over proposals (e.g. "poison pills") where such devices can be seen as self-protective of management rather than to benefit shareholders' interests; (vi) Mazama believes in allowing shareholders cumulative voting rights, which enhances their ability to select directors who perform well over others; (vii) Mazama is in favor of reasonable and carefully administered incentive compensation plans, including stock options and other stock purchase rights to be awarded to key employees when dilution is considered not significant and share price is at fair market value, and Mazama will vote against incentive plans with "change in control" provisions that protect or benefit management or board members over the interests of shareholders; (viii) Mazama is generally opposed to social issue proposals which would not generate an economic benefit for the company and may even create a cost, and for similar reasons, Mazama opposes proposals that call for constrictions on a company's business for social purposes; (ix) Mazama is in favor of savings, investment, stock purchase and ESOP plans for corporate employees; (x) Mazama generally favors proposals to reincorporate under the laws of a different state since a company usually finds an economic advantage in the result; (xi) the consolidation of several companies or subsidiaries, including reincorporations from different state jurisdictions, into one company or a holding company is generally done to simplify historical structures that have out-lived their usefulness and to reduce cost -- savings, elimination of duplication and more efficient operations to be realized are usually in the shareholders' interests, and therefore, such proposals will generally be approved by Mazama; (xii) Mazama favors director ownership of stock, whether through purchase of stock or the granting of options, and where options are not granted by a company to its directors, Mazama generally favors purchase of shares by directors; (xiii) Mazama generally does not favor proposals to prohibit re-election of outside directors after a fixed number years of service or upon retirement from their primary employment; (xiv) Mazama thinks it is important that shareholders formally consider and vote on incentive and savings plans, which represent disbursement of shareholders' assets; (xv) Mazama generally opposes proposals to prohibit business dealings with communist countries; (xvi) Mazama generally opposes requiring management to disclose corporate political contributions; and
(xvii) Mazama is generally in favor of eliminating or not granting retirement benefits to non-employee directors, but in some circumstances, limitations on benefits, such as a year-of-service limitation, will make such benefits acceptable.

Mazama seeks to identify and resolve all material proxy-related conflicts of interest between the firm and its clients in the best interests of its clients. In the event a material conflict of interest is identified, Mazama will cast votes consistent with the Proxy Policies listed above. If the matter is not clearly addressed in Mazama's Proxy Policy, Mazama will rely in Institutional Shareholder Services to provide guidance in the matter..

JPMIM. To ensure that the proxies of portfolio companies are voted in the best interests of the REIT Fund, JPMIM has adopted detailed proxy voting procedures ("Procedures") that incorporate guidelines ("Guidelines") for voting proxies on specific types of issues.

JPMIM and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMIM and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMIM and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

To oversee and monitor the proxy-voting process, JPMIM has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by JPMIM. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. ("ISS") in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and JPMIM, the Fund's principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how JPMIM will vote the proxy. In addressing any material conflict, JPMIM may take one or more of the following measures (or other appropriate action): removing or "walling off" from the proxy voting process certain JPMIM personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

     - JPMIM considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

     - JPMIM votes proposals to classify Boards on a case-by-case basis, but will vote in favor of such proposal if the issuer's governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

     - JPMIM also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

     - JPMIM votes against proposals for a super-majority vote to approve a merger.

     - JPMIM considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

     - JPMIM votes proposals on a stock option plan on a case-by-case basis, based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders' equity and dilution to voting power. JPMIM generally considers other management compensation proposals on a case-by-case basis.

     - JPMIM also considers on a case-by-case basis proposals to change an issuer's state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

     - Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for JPMIM to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to JPMIM in time for a vote to be cast. In some countries proxy statements are not mailed at all and in some locations the deadline for voting is two to four days after the initial announcement that a vote is to be solicited. JPMIM also considers the cost of voting in light of the expected benefit of the vote.

     - Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, JPMIM pays particular attention to management's arguments for promoting the prospective change. JPMIM's sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

     - JPMIM is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, JPMIM will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

     - JPMIM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

     - JPMIM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

     - JPMIM will vote in favor of increases in capital which enhance a company's long-term prospects. JPMIM will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, JPMIM will vote against increases in capital which would allow the company to adopt "poison pill" takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

     - JPMIM will vote in favor of proposals which will enhance a company's long-term prospects. JPMIM will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

     - JPMIM reviews shareholder rights plans and poison pill proposals on a case-by-case basis; however JPMIM will generally vote against such proposals and vote for revoking existing plans.

     - Where social or environmental issues are the subject of a proxy vote, JPMIM will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of our clients.

     - With respect to Asia, for routine proxies (e.g., in respect of voting at the Annual General Meeting of Shareholders) JPMIM's position is to neither vote in favor or against. For Extraordinary General Meetings of Shareholders, however, where specific issues are put to a shareholder vote, these issues are analyzed by the respective country specialist concerned. A decision is then made based on his or her judgment.

In accordance with regulations of the Securities and Exchange Commission, the Funds' proxy voting records for the twelve-month period ended June 30, 2004 will be filed with the Securities and Exchange Commission no later than August 31, 2004.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions on stock exchanges and other agency transactions for the account of the Funds involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission, markup or markdown. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In addition to selecting portfolio investments for the Fund(s) it manages, JPMIM, with respect to the REIT Fund, and each sub-adviser selects brokers or dealers to execute securities purchases and sales for the Fund's account. JPMIM (with respect to the REIT Fund) and the sub-advisers are each referred to as an "investment adviser" for the purposes of this section. Each investment adviser selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each investment adviser uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and evaluates the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

An investment adviser's receipt of research services from brokers may sometimes be a factor in its selection of a broker that it believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is in many cases not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the investment adviser's expenses. Such services may be used by an investment adviser in managing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, purchases of shares of a Fund by customers of broker-dealers may be considered as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

An investment adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the investment adviser an amount of commission for effecting a securities transaction for that Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. The investment adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the investment adviser's overall responsibilities to the Fund and its other clients. The investment adviser's authority to cause a Fund to pay greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.

Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by an investment adviser under the advisory agreement. The advisory fees that the Funds pay to an investment adviser will not be reduced as a consequence of the investment adviser's receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to an investment adviser in serving one or more of its other clients, and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the investment adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of an investment adviser, an investment adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

For the fiscal year ended December 31, 2003, the Funds paid the following in commissions to brokers and dealers who provided research services.



                                TOTAL SOFT         PERCENTAGE OF TOTAL
        FUND                   COMMISSIONS              COMMISSIONS
        ----                   -----------         -------------------
Behavioral Growth Fund          $244,080.00                    67.90%
Behavioral Value Fund           $111,074.00                    55.60%
Small Cap Growth Fund            $30,805.25                     3.84%


Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of each investment adviser, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

During the fiscal years ended August 31, 2001, August 31, 2002 and August 31, 2003, the Trust paid, on behalf of the following Funds, the aggregate amount of commissions set forth below:

                                                                   COMMISSIONS
                                        FOR FISCAL YEAR           FOR FISCAL YEAR              FOR FISCAL YEAR
         FUND                       ENDED AUGUST 31, 2001     ENDED AUGUST 31, 2002       ENDED AUGUST 31, 2003
         ----                       ---------------------     ---------------------       ---------------------
Behavioral Growth Fund                    $ 527,458                 $ 319,063                    $ 307,604
Behavioral Value Fund                     $ 112,092                 $ 134,945                    $ 188,845
REIT Fund                                 $ 126,561                 $ 219,856                      262,946
Small Cap Growth Fund(1)                  $  51,221                 $ 489,768                      251,703

-------------------
(1)The Small Cap Growth Fund commenced operations on October 2, 2000.

For each Fund that paid an aggregate dollar amount of commissions during the fiscal year ended August 31, 2003 that was materially different from the aggregate dollar amount of commissions paid by the Fund during the fiscal years ended August 31, 2001 and August 31, 2002, the principal reason for such difference was a change in the asset levels of the Fund.

During the fiscal year ended August 31, 2003, the sub-advisers to each of the following Funds, which for the REIT Fund was Bay Isle Financial LLC, directed brokerage transactions, in such aggregate amounts and for such aggregate commissions as are set forth below, for the purpose of obtaining research services:

                                    BROKERAGE          RELATED
         FUND                     TRANSACTIONS       COMMISSIONS
         ----                    ---------------   ---------------
Behavioral Growth Fund           $   144,016,064   $       218,721
Behavioral Value Fund            $    26,154,581   $        97,318
REIT Fund                        $    76,405,216   $       162,148
Small Cap Growth Fund            $     6,625,635   $        28,751

During the fiscal year ended August 31, 2003, the Behavioral Value Fund purchased securities of Southwest Securities, a firm that is regularly used for the Fund's trading. As of August 31, 2003, the Fund no longer held securities of Southwest Securities. During the fiscal year ended August 31, 2003, the Small Cap Growth Fund purchased securities of Friedman Billings Ramsey, a firm that is regularly used for the Fund's trading. As of August 31, 2003, the Fund no longer held securities of Friedman Billings Ramsey.

PORTFOLIO TURNOVER. The portfolio turnover rate for the Behavioral Growth Fund increased from 94% for the fiscal year of the Fund ended August 31, 2002 to 129% for the fiscal year of the Fund ended August 31, 2003. A significant reason for the increase was that more companies had earnings surprises (due to an improved economy) then was the case in the fiscal year of the Fund ended August 31, 2002. The portfolio turnover rate for the Behavioral Value Fund increased from 59% for the fiscal year of the Fund ended August 31, 2002 to 84% for the fiscal year of the Fund ended August 31, 2003. A significant reason for the increase was that the sub-adviser of the Fund found more underpriced new opportunities that compared favorably relative to existing investments than was the case during the fiscal year of the Fund ended August 31, 2002. The portfolio turnover rate for the Small Cap Growth Fund decreased from 133% for the fiscal year of the Fund ended August 31, 2002 to 79% for the fiscal year of the Fund ended August 31, 2003. A significant reason for the decrease was that, due to macro-economic factors, the sub-adviser of the Fund tended to hold on to the Fund's portfolio securities longer during the Fund's fiscal year ended August 31, 2003 than it had in the fiscal year of the Fund ended August 31, 2002.

                            DESCRIPTION OF THE TRUST

As stated previously, the Trust was organized as a Massachusetts business trust by the Declaration of Trust dated September 29, 1997. The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each investment portfolio of the Trust (a "series"). The Trust currently has four series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. Shares are freely transferable, are not convertible and may be redeemed in accordance with the terms and provisions in the Prospectus. The

Declaration of Trust permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various classes of shares with such preferences and other rights as the Trustees may designate. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

Currently, the Funds offer the following classes of shares:

FUND                        INSTITUTIONAL CLASS   INVESTOR CLASS    CLASS A   CLASS B     CLASS C
----                        -------------------   --------------    -------   -------     -------
Behavioral Growth Fund              X                    X              X        X           X
Behavioral Value Fund               X                                   X        X           X
REIT Fund                           X                                   X        X           X
Small Cap Growth Fund               X                                   X                    X

In general, expenses of each Fund are borne by all the shares in such Fund, regardless of class, on a pro rata basis relative to the net assets of each class. Fees under a 12b-1 plan with respect to a Fund, if any, however, are allocated only to that Fund's Class A, Class B, Class C and Investor Class Shares. Certain other expenses relating to a particular class (such as class-specific shareholder services fees) may be allocated solely to that class.

The assets received by any class of the Funds for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class. The underlying assets of any class of the Funds are segregated and are charged with the expenses with respect to that class and with a share of the general expenses of the corresponding Fund. Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of such Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all classes of the Funds.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall be required to decide the question. Also, a separate vote shall be held whenever required by the 1940

Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the Securities and Exchange Commission, shareholders of all series and classes vote together, irrespective of series or class, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and sub-advisory agreements relating to that series.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Upon written request by 10 shareholders of record, who have been such for at least six months preceding the date of such request and who hold shares in the aggregate having a net asset value of at least one percent (1%) of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees relating to the Fund. The Declaration of Trust provides for indemnification out of assets of a Fund or assets attributable to the particular class of a Fund for all loss and expense of any shareholder held personally liable for the obligations of such Fund or such class. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person is found after final adjudication in an action, suit or proceeding not to have acted in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

            ADDITIONAL PURCHASE, REDEMPTION AND EXCHANGE INFORMATION

The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor's account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each Fund reserves the right to request that the investor buys more shares or close the investor's account. If an investor's account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out such account and send the proceeds to the address of record. The JPMorgan Funds Service Center may defer acting on a shareholder's instructions until it has received them in proper form and in accordance with the requirements described in the Prospectus. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been accepted by the JPMorgan Funds Service Center. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. The Telephone Exchange Privilege is not available if an investor was issued certificates for shares that remain outstanding.

An investor may buy shares in a Fund: (i) through an investment representative; (ii) through the Distributor by calling the JPMorgan Funds Service Center; or (iii) through the Automatic Investment Plan, depending upon the class of shares. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

The Funds may, at their own option, accept securities in payment for shares. The securities, delivered in such a transaction, are valued by the method described in "Net Asset Value" as of the day a Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of JPMIM appropriate investments for a Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objectives and policies of the acquiring Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities offered in payment for its shares.

Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

Each investor may add to or reduce its investment in a Fund on each day that the New York Stock Exchange is open for regular business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in a Fund will be determined by multiplying the NAV of a Fund by the percentage representing that investor's share of the aggregate beneficial interests in a Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in a Fund effected on such day and (ii) the denominator of which is the aggregate NAV of a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in a Fund. The percentage so determined will then be applied to determine the value of the investor's interest in a Fund as of such time on the following day the New York Stock Exchange is open for trading.

The public offering price of Class A Shares is the NAV plus a sales charge that varies depending on the size of the investor's purchase. The Fund receives the NAV amount. The sales charge is allocated between the investor's broker-dealer and the Distributor as shown in the following table, except when the Distributor, in its discretion, allocates the entire amount to the investor's broker-dealer.

The broker-dealer allocation for Funds with a 5.75% sales charge on Class A Shares is set forth below:

                                  SALES CHARGE AS A PERCENTAGE OF:

                                                                        AMOUNT OF SALES CHARGE
AMOUNT OF TRANSACTION AT OFFERING                     NET AMOUNT        RE-ALLOWED TO DEALERS AS A
PRICE ($)                         OFFERING PRICE      INVESTED          PERCENTAGE OF OFFERING PRICE
Under 100,000                     5.75                6.10               5.00
100,000 but under 250,000         3.75                3.90               3.25
250,000 but under 500,000         2.50                2.56               2.25
500,000 but under 1,000,000       2.00                2.04               1.75

There is no initial sales charge on purchases of Class A Shares of $1 million or more.

At times the Distributor may re-allow up to the entire sales charge to certain broker-dealers. In those instances, broker-dealers selling Class A Shares of a Fund may be deemed to be underwriters under the

1933 Act.

The Distributor pays broker-dealers commissions on net sales of Class A Shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. The Distributor may withhold such payments with respect to short-term investments.

Clients of broker-dealers that received the commissions described above will be subject to a contingent deferred sales charge ("CDSC") based on the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption if shares are redeemed within 12 months of the purchase date. If shares are held for up to 6 months, there will be a CDSC of 1.00%, and if shares are held for 6 to 12 months, there will be a CDSC of 0.75%.

The Distributor may also pay broker-dealers a commission of up to 1.00% of net sales on sales of Class A Shares to certain defined contribution plans. If the defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the broker-dealers that received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their net asset value at the time of redemption.

Investors may be eligible to buy Class A Shares at reduced sales charges. Interested parties should consult their investment representative or the JPMorgan Funds Service Center for details about JPMorgan Funds' cumulative quantity discount, statement of intention, group sales plan and employee benefit plan.

Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both JPMorgan and non-JPMorgan mutual funds. The money that is invested in JPMorgan Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A Shares for purposes of the discount privileges and programs described above.

Investors in Class A Shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A Shares in the Fund with purchases of Class A Shares of any other JPMorgan Funds, (or if a Fund has only one class, shares of such Fund), excluding shares of any JPMorgan money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A Shares during the 13-month period. All Class A Shares or other qualifying shares of these Funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.

The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A Shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer

Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

Class A Shares of a Fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) NAV or (ii) cost of any shares acquired and still held in the Fund, or any other JPMorgan Fund excluding any JPMorgan money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quantity Discount is subject to modification or discontinuance at any time with respect to all Class A Shares (or if a fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A Shares of a Fund (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A Shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such
Fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase, to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A Shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A Shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund). A qualified group must have more than 10 members, must be available to arrange for meetings between representatives of the Fund and the group's members must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A Shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

No initial sales charge will apply to the purchase of a Fund's Class A Shares if
(i) one is investing proceeds from a qualified retirement plan where a portion of the plan was invested in the former Chase Vista Funds, (ii) one is investing through any qualified retirement plan with 50 or more participants or (iii) one is a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

Purchases of a Fund's Class A Shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

Purchases of a Fund's Class A Shares may be made with no initial sales charge
(i) by an investment adviser, broker or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

When shares of the Funds are sold to a qualified tuition program under Section 529 of the Internal Revenue Code, such a program may purchase Class A Shares without an initial sales load.

Purchases of a Fund's Class A Shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Distributor or the JPMorgan Funds Service Center.

A Fund may sell Class A Shares without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of JPMorgan Chase, the Distributor and Transfer Agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of JPMorgan Fund shares) and financial institution trust departments investing an aggregate of $1 million or more in the JPMorgan Funds.

Shareholders of record of any former Chase Vista Fund as of November 30, 1990 and certain immediate family members may purchase a Fund's Class A Shares with no initial sales charge for as long as they continue to own Class A Shares of any former Chase Vista Fund, provided there is no change in account registration.

Shareholders of other JPMorgan Funds are entitled to exchange their shares for, or invest distributions from their funds in, shares of the Funds at NAV.

REINSTATEMENT PRIVILEGE. Upon written request, Class A shareholders of a Fund have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption. The reinstatement request must be accompanied by payment for the shares (not in excess of the redemption), and shares will be purchased at the next determined net asset value. Class B and Class C shareholders who have redeemed their shares and paid a contingent deferred sales charge ("CDSC") with respect to such redemption may purchase Class A Shares with no initial sales charge (not in excess of the redemption) if the purchase occurs within 90 days of the redemption of the Class B and Class C Shares.

EXCHANGE PRIVILEGE. Shareholders may exchange their shares in a Fund for shares of the same class in any other Fund or a JPMorgan Fund that offers such shares. The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. The Funds may discontinue this exchange privilege at any time.

Under the Exchange Privilege, shares may be exchanged for shares of the same class another Fund only if shares of the Fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

The Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B Shares and a commission of 1.00% of the offering price on sales of Class C Shares. The Distributor keeps the entire amount of any CDSC the investor pays.

The CDSC for Class B and Class C Shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the CDSC will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a minimum required distribution from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established systematic redemption plan; (iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B Shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B Shares account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.

The CDSC, however, will not be waived if a deferred contribution plan redeems all of the shares that it owns on behalf of participants prior to the CDSC Period, as defined below.


Class B Shares of all Funds automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A Shares) after the period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value's per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Class A Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to a Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

The Funds reserve the right to change any of these policies at any time.

Investors may incur a fee if they effect transactions through a broker or agent.

FINANCIAL PROFESSIONALS

The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMorgan Chase Bank or the financial professional's clients may reasonably request and agree upon with the financial professional.

Financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals, but in all cases will be retained by the financial professional and not be remitted to a Fund or JPMorgan Chase Bank.

Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the NAV for the applicable class of the Fund next calculated after they are so accepted.

                           DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays dividends and distributions as described under "Distributions and Taxes" in the Prospectuses. Dividends paid on Class A, Class B and Class C Shares are calculated at the same time. In general, dividends on Class B and Class C Shares are expected to be lower than those on Class A Shares due to the higher distribution expenses borne by the Class B and Class C Shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at JPMorgan Chase Bank or at his or her financial professional or, in the case of certain JPMorgan Chase Bank customers, are mailed by check in accordance with the customer's instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

                                 NET ASSET VALUE

Each of the Funds computes its net asset value once each day that the New York Stock Exchange ("NYSE") is open for business at the time stated in the Prospectus. The following are NYSE holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.

The net asset value of a class of a Fund is equal to the value of all the assets the class of the Fund owns, minus everything the class owes, divided by the number of outstanding shares. The following is a discussion of the procedures used by the Funds in valuing their assets.

The value of investments listed on a U.S. or Canadian securities exchange or the National Association of Securities Dealers Automated Quotations ("NASDAQ") is based on the last sale price on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the Adviser, material events or conditions since such last sale necessitate fair valuation of the security. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

Options on stock indices traded on national securities exchanges are valued at their last sales price as of the close of options trading on such exchanges which is currently 4:10 p.m., New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value.

Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed.

While the REIT Fund does not currently invest in foreign securities, in the event that it does invest in foreign securities it will implement fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the Adviser determines that use of another fair valuation methodology is appropriate. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

Fixed-income securities with a maturity of 60 days or more are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by a Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and future traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of the Funds' net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counterparty or third-party broker.

Securities or other assets for which market quotations are not readily available (including certain illiquid securities) or market quotations that do not represent a security's value at the time of pricing are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees.

                          DISTRIBUTIONS AND TAX MATTERS

The following is a summary of certain tax considerations generally affecting each Fund and its shareholders. This section is based on the Internal Revenue Code of 1986, as amended (the "Code"), published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax advisor concerning the consequences of investing in the Funds in your particular circumstances under the Code and the laws of any other taxing jurisdiction.

Each Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately. Net long-term and short-term capital gains, net income and operating expenses therefore will be determined separately for each Fund.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of the sum of its net investment income for the year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Funds intend to utilize provisions of the Federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

As of August 31, 2003, the following Funds had capital loss carryforwards which are available to offset future capital gains, if any, as follows:

FUND                            LOSSES DEFERRED       YEAR OF EXPIRATION
----------------------         ----------------       -------------------
Behavioral Growth Fund         $ 22,402,593                 2009
Behavioral Growth Fund           66,451,463                 2010
Behavioral Value Fund               250,024                 2011
Special Small Cap Fund              402,067                 2011
Small Cap Growth Fund               802,129                 2010

In addition to satisfying the Distribution Requirement, each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

Each Fund must also satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) 50% or more of the value of a Fund's assets must be represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of a Fund's assets may be invested in securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses.

If for any year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Such distributions will generally be taxable to the shareholders as qualified dividend income, as discussed below, and generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company to the extent that it distributes income in such a way that it is taxable to shareholders in a calendar year other than the calendar year in which the Fund earned the income. Specifically, the excise tax will be imposed if a Fund fails to distribute in each calendar year an amount equal to 98% of qualified dividend income and ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed otherwise retained amounts if it is subject to income tax on those amounts for any taxable year ending in such calendar year.

Each Fund intends to make sufficient distributions or deemed distributions of its qualified dividend income, ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND INVESTMENTS

Each Fund may make investments or engage in transactions that affect the character, amount and timing of gains or losses realized by the Fund. Each Fund may make investments that produce income that is not matched by a corresponding cash receipt by the Fund. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Such investments may require the Fund to borrow money or dispose of other securities in order to comply with those requirements. Each Fund may also make investments that prevent or defer the recognition of losses or the deduction of expenses. These investments may likewise require the Fund to borrow money or dispose of other securities in order to comply with the distribution requirements of the Code. Additionally, each Fund may make investments that result in the recognition of ordinary income rather than capital gain, or that prevent the Fund from accruing a long-term holding period. These investments may prevent the Fund from making capital gain distributions as described below. Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it makes any such investments in order to mitigate the effect of these rules.

FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Dividends of net investment income paid to a noncorporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by a Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, each Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the noncorporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Dividends paid by each Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of dividends received by the Fund from certain domestic corporations for the taxable year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year, including the portion of dividends paid that qualify for the reduced tax rate.

Ordinarily, shareholders are required to take taxable distributions by a Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired its shares. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by the Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Distributions by a Fund that do not constitute qualified dividend income, ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares; any excess will be treated as gain from the sale of its shares, as discussed below.

Distributions by each Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, prospective investors in each Fund should be aware that distributions from each Fund will, all other things being equal, have the effect of reducing the net asset value of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution effectively represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

SALE OR REDEMPTION OF SHARES

A shareholder will recognize gain or loss on the sale or redemption of shares in each Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder acquires other shares of the Fund within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund. Additionally, if a shareholder disposes of shares of a Fund within 90 days following their acquisition, and the shareholder subsequently re-acquires Fund shares pursuant to a reinvestment right received upon the purchase of the original shares, any load charge (i.e., sales or additional charge) incurred upon the acquisition of the original shares will not be taken into account as part of the shareholder's basis for computing profit or loss upon the sale of the shares.

In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

BACKUP WITHHOLDING

Each Fund will be required in certain cases to backup withhold and remit to the U.S. Treasury a portion of qualified dividend income, ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient". Backup withholding is not an additional tax and any amounts withheld may be refunded or credited against a shareholder's federal income tax liability, provided the appropriate information is furnished to the IRS.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

In the case of foreign non-corporate shareholders, a Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of a Fund by an individual foreign shareholder will not be subject to U.S. federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for U.S. federal estate tax purposes, subject to any applicable estate tax treaty.

STATE AND LOCAL TAX MATTERS

Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gain dividends from regulated investment companies may differ from the U.S. federal income tax rules in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                           CALCULATION OF TOTAL RETURN

AVERAGE ANNUAL TOTAL RETURN

Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent]= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) for Class A Shares the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) for Class B and Class C Shares the deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The calculations below include all recurring fees charged to all shareholder accounts. For any fees that vary with the size of the account, an account size equal to the Fund's mean (or median) account size is assumed. Any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares are reflected as appropriate. The ending redeemable value is also determined by assuming a complete redemption at the end of the relevant periods and the deduction at the end of such periods of all non-recurring charges that would be imposed by the relevant fund. Quotations of total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate total return may also be shown and is calculated in a similar manner, except that the results are not annualized. A Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

From commencement of operations of each Fund until January 30, 2004, each Fund's investment adviser was Undiscovered Managers, LLC. Effective January 31, 2004, JPMIM became each Fund's investment adviser. Fuller & Thaler continues to serve as the Behavioral Growth Fund's and the Behavioral Value Fund's sub-adviser. Mazama continues to serve as the Small Cap Growth Fund's sub-advisor. Effective January 1, 2004, JPMIM became the REIT Fund's sub-adviser, with Undiscovered Managers, LLC continuing to serve as the REIT Fund's investment adviser, and the sub-advisory agreement with Bay Isle was terminated. Effective January 31, 2004, JPMIM became the REIT Fund's investment adviser and the subadvisory agreement between Undiscovered Managers, LLC and JPMIM was terminated.

The table below sets forth the average annual total return of the Institutional Class Shares, Investor Class Shares, Class A Shares(1), Class B Shares(1) and Class C Shares(1) of each Fund for the time periods listed below, each ending on August 31, 2003:

                               INSTITUTIONAL CLASS

                              ONE YEAR       FIVE YEAR    SINCE INCEPTION      INCEPTION DATE
                              --------       ---------    ---------------      --------------
Behavioral Growth Fund           51.93%        10.60%            8.29%             12/31/97
Behavioral Value Fund            41.56%           --            17.05%             12/28/98
REIT Fund                        15.14%        13.76%            8.91%              1/01/98
Small Cap Growth Fund            54.88%           --            (9.30)%            10/02/00

                                 INVESTOR CLASS

                                 ONE YEAR     FIVE YEAR    SINCE INCEPTION       INCEPTION DATE
                                 --------     ---------    ---------------       --------------
Behavioral Growth Fund           51.37%        10.29%            5.49%              7/31/98

                                   CLASS A(1)

                                           ONE YEAR      FIVE YEAR  SINCE INCEPTION(1)  INCEPTION DATE
                                           --------      ---------  ------------------  --------------
Behavioral Growth Fund                      42.62%         9.00%          4.26%            7/31/98
Behavioral Value Fund                       33.44%           --          15.58%           12/28/98
REIT Fund                                    8.48%        12.42%          7.78%            1/01/98
Small Cap Growth Fund                       45.95%           --         (11.11)%          10/02/00

(1)  See footnote on following page

                                   CLASS B(1)



                                    ONE YEAR             FIVE YEAR           SINCE INCEPTION(1)   INCEPTION DATE
                                    --------             ---------           ------------------   --------------
Behavioral Growth Fund                46.37%               10.02%               5.33%                7/31/1998
Behavioral Value Fund                 36.56%                  --               16.81%               12/28/1998
REIT Fund                             10.14%               13.52%               8.79%                1/01/1998


(1)  See footnote on following page

                                   CLASS C(1)

                                    ONE YEAR      FIVE YEAR    SINCE INCEPTION(1)   INCEPTION DATE
                                    --------      ---------    -----------------    --------------
Behavioral Growth Fund               50.37%        10.29%            5.49%               7/31/98
Behavioral Value Fund                40.56%           --            17.05%              12/28/98
REIT Fund                            14.14%        13.76%            8.91%               1/01/98
Small Cap Growth Fund                53.88%           --           (9.30)%              10/02/00


(1) Class A, Class B and Class C have not yet commenced operations; therefore Class A, Class B and Class C performance with respect to each Fund other than the Behavioral Growth Fund is based on the performance history of the Institutional Class. Class A, Class B and Class C performance with respect to the Behavioral Growth Fund is based on the performance history of the Investor Class. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A Shares) or the maximum contingent deferred sales charge (in the case of Class B and Class C Shares) when presented inclusive of sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the period presented and have not been restated to reflect the higher expenses of Class A, Class B and Class C.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent] = ATV(D) (where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distribution), n = the number of years, and ATV(D) = the ending value of a hypothetical $1,000 payment made at the beginning of the period, after taxes on fund distributions but not after taxes on redemption. Except as noted below, all after-tax total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) for Class A Shares the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) for Class B and Class C Shares the deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions by the Fund, less the taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period.

The calculations below reflect the taxable amount and tax character of each distribution by a Fund as specified by the Fund on each dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact a distribution would have on an individual taxpayer on the reinvestment date. For example, it is assumed that no taxes are due on the portion of any distribution that would not result in federal income tax on an individual. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Calculations reflect taxes due using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax.

The calculations below include all recurring fees charged to all shareholder accounts. For any fees that vary with the size of the account, an account size equal to the Fund's mean (or median) account size is assumed. It is assumed that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares are reflected as appropriate.

The ending redeemable value is determined by assuming a complete redemption at the end of the relevant periods and the deduction at the end of such periods of all non-recurring charges that would be imposed by the relevant Fund. It is assumed that such a redemption has no tax consequences. Quotations of after-tax total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate after-tax total return for periods of more than one year may also be shown and is calculated in a similar manner, except that the results are not annualized. A Fund may also, with respect to certain periods of less than one year, provide total after-tax return information for that period that is unannualized. Any such information would be accompanied by standardized total after-tax return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

From commencement of operations of each Fund until January 30, 2004, each Fund's investment adviser was Undiscovered Managers, LLC. Effective January 31, 2004, JPMIM became each Fund's investment adviser. Fuller & Thaler continues to serve as the Behavioral Growth Fund's and the Behavioral Value Fund's sub-adviser. Mazama continues to serve as the Small Cap Growth Fund's sub-advisor. Effective January 1, 2004, JPMIM became the REIT Fund's sub-adviser, with Undiscovered Managers, LLC continuing to serve as the REIT Fund's investment adviser, and the sub-advisory agreement with Bay Isle was terminated. Effective January 31, 2004, JPMIM became the REIT Fund's investment adviser and the subadvisory agreement between Undiscovered Managers, LLC and JPMIM was terminated.

The table below sets forth the average annual total return (after taxes on distributions) of the Institutional Class Shares, Investor Class Shares, Class A Shares(1), Class B Shares(1) and Class C Shares(1) of each Fund for the time periods listed below, each ending on August 31, 2003:

                               INSTITUTIONAL CLASS

                                    ONE YEAR           FIVE YEAR        SINCE INCEPTION      INCEPTION DATE
                                    --------           ---------        ---------------      --------------
Behavioral Growth Fund                51.93%            10.36%              8.08%                12/31/97
Behavioral Value Fund                 39.42%               --              16.18%                12/28/98
REIT Fund                             12.43%            12.02%              7.44%                 1/01/98
Small Cap Growth Fund                 54.88%               --              (9.34)%               10/02/00

                                 INVESTOR CLASS

                                    ONE YEAR           FIVE YEAR        SINCE INCEPTION      INCEPTION DATE
                                    --------           ---------        ---------------      --------------
Behavioral Growth Fund                51.37%            10.05%             5.25%                 7/31/98


                                   CLASS A(1)

                                    ONE YEAR           FIVE YEAR     SINCE INCEPTION(1)     INCEPTION DATE
                                    --------           ---------     ------------------      --------------
Behavioral Growth Fund                42.62              8.52%              3.81%                7/31/98

Behavioral Value Fund                 31.43%               --              14.73%               12/28/98
REIT Fund                              5.94%            10.70%              6.32%                1/01/98
Small Cap Growth Fund                 45.95%               --             (11.15)%              10/02/00

(1)  See footnote on following page.

                                   CLASS B(1)



                                    ONE YEAR             FIVE YEAR           SINCE INCEPTION(1)   INCEPTION DATE
                                    --------             ---------           ------------------   --------------
Behavioral Growth Fund                46.37%                9.53%               4.87%                7/31/1998
Behavioral Value Fund                 34.43%                  --%              15.94%               12/28/1998
REIT Fund                              7.43%               11.76%               7.31%                1/01/1998


(1)  See footnote below

                                   CLASS C(1)

                                    ONE YEAR           FIVE YEAR     SINCE INCEPTION(1)    INCEPTION DATE
                                    --------           ---------     ------------------    --------------
Behavioral Growth Fund                50.37               9.81%            5.03%                7/31/98
Behavioral Value Fund                 38.43%                --            16.18%               12/28/98
REIT Fund                             11.43%             12.02%            7.44%               01/01/98
Small Cap Growth Fund                 53.88%                --            (9.34)%              10/02/00



(1) Class A, Class B and Class C have not yet commenced operations; therefore Class A, Class B and Class C performance with respect to each Fund other than the Behavioral Growth Fund is based on the performance history of the Institutional Class. Class A, Class B and Class C performance with respect to the Behavioral Growth Fund is based on the performance history of the Investor Class. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A Shares) or the maximum contingent deferred sales charge (in the case of Class B and Class C Shares) when presented inclusive of sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the period presented and have not been restated to reflect the higher expenses of Class A, Class B and Class C.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)

Quotations of average annual total return (after taxes on distributions and redemptions) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent] = ATV(DR) (where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions and redemption), n = the number of years, and ATV(DR) = the ending value of a hypothetical $1,000 payment made at the beginning of the period, after taxes on fund distributions and redemption. Except as noted below, all after-tax total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) for Class A Shares the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) for Class B and Class C Shares the deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions by the Fund, less the taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period.

The calculations below reflect the taxable amount and tax character of each distribution by a Fund as specified by the Fund on each dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact a distribution would have on an individual taxpayer on the reinvestment date. For example, it is assumed that no taxes are due on the portion of any distribution that would not result in federal income tax on an individual. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Calculations reflect taxes due using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax.

The calculations below include all recurring fees charged to all shareholder accounts. For any fees that vary with the size of the account, an account size equal to the Fund's mean (or median) account size is assumed. It is assumed that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares are reflected as appropriate.

The ending redeemable value is determined by assuming a complete redemption at the end of the relevant periods and the deduction at the end of such periods of all non-recurring charges that would be imposed by the relevant Fund.

Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified above). The basis of shares acquired through the hypothetical $1,000 initial investment and each subsequent purchase through reinvested distributions, as well as the amount and character of capital gain or loss upon redemption, are tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included, but is not net of any sales loads imposed upon reinvestment. The tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that apply to an individual taxpayer as permitted by applicable federal tax law. The tax character of a distribution is determined by the length of the measurement period in the case of the $1,000 initial investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date an in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as to determine the tax character of any resulting gains or losses. For the purposes of these calculations, it is assumed that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Quotations of after-tax total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate after-tax total return for periods of more than one year may also be shown and is calculated in a similar manner, except that the results are not annualized. A Fund may also, with respect to certain periods of less than one year, provide total after-tax return information for that period that is unannualized. Any such information would be accompanied by standardized total after-tax return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

As referenced above, from commencement of operations of each Fund until January 30, 2004, the Fund's investment adviser was Undiscovered Managers, LLC. Effective January 31, 2004, JPMIM became the Fund's investment adviser. Fuller & Thaler continues to serve as the Behavioral Growth Fund's and the Behavioral Value Fund's sub-adviser. Mazama continues to serve as the Small Cap Growth Fund's sub-advisor. Bay Isle no longer serves as sub-adviser to the REIT Fund. Effective January 31, 2004, JPMIM became the REIT Fund's investment adviser and the sub-advisory agreement with Bay Isle was terminated.

The table below sets forth the average annual total return (after taxes on distributions and redemption) of the Institutional Class Shares, Investor Class Shares, Class A Shares(1), Class B Shares(1) and Class C Shares(1) of each Fund for the time periods listed below, each ending on August 31, 2003:

                               INSTITUTIONAL CLASS

                                    ONE YEAR           FIVE YEAR        SINCE INCEPTION      INCEPTION DATE
                                    --------           ---------        ---------------      --------------
Behavioral Growth Fund                 33.75%             9.20%              7.17%              12/31/97
Behavioral Value Fund                  27.78%               --              14.43%              12/28/98
REIT Fund                               9.65%            10.83%              6.72%              01/01/98
Small Cap Growth Fund                  35.67%               --              (7.81)%             10/02/00

                                 INVESTOR CLASS

                                    ONE YEAR           FIVE YEAR        SINCE INCEPTION      INCEPTION DATE
                                    --------           ---------        ---------------      --------------
Behavioral Growth Fund                33.39%             8.93%              4.68%               7/31/98

                                   CLASS A(1)

                                    ONE YEAR           FIVE YEAR     SINCE INCEPTION(1)    INCEPTION DATE
                                    --------           ---------     ------------------    --------------
Behavioral Growth Fund                27.70%             7.53%             3.39%               7/31/1998
Behavioral Value Fund                 22.46%               --             13.12%              12/27/1998
REIT Fund                              5.34%             9.64%             5.73%              12/31/1997
Small Cap Growth Fund                 29.87%               --             (9.30)%             09/29/2000

(1)  See footnote on following page

                                   CLASS B(1)



                                    ONE YEAR             FIVE YEAR           SINCE INCEPTION(1)   INCEPTION DATE
                                    --------             ---------           ------------------   --------------
Behavioral Growth Fund                30.14%                8.43%               4.31%               7/31/1998
Behavioral Value Fund                 24.53%                  --               14.21%              12/28/1998
REIT Fund                              6.40%               10.60%               6.61%               1/01/1998


(1)  See footnote on following page

                                   CLASS C(1)

                                    ONE YEAR           FIVE YEAR     SINCE INCEPTION(1)    INCEPTION DATE
                                    --------           ---------     ------------------    --------------
Behavioral Growth Fund                32.74%               8.67%            4.45%             7/31/1998
Behavioral Value Fund                 27.13%                 --            14.43%            12/27/1998
REIT Fund                              9.00%              10.83%            6.72%            12/31/1997
Small Cap Growth Fund                 35.02%                 --            (7.81)%           09/29/2000


(1) Class A, Class B and Class C have not yet commenced operations; therefore Class A, Class B and Class C performance with respect to each Fund other than the Behavioral Growth Fund is based on the performance history of the Institutional Class. Class A, Class B and Class C performance with respect to the Behavioral Growth Fund is based on the performance history of the Investor Class. Performance information is restated to reflect the current maximum front-end sales charge (in the case of Class A Shares) or the maximum contingent deferred sales charge (in the case of Class B and Class C Shares) when presented inclusive of sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the period presented and have not been restated to reflect the higher expenses of Class A, Class B and Class C.

                             PERFORMANCE COMPARISONS

TOTAL RETURN. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time also include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

LIPPER ANALYTICAL SERVICES, INC. ("Lipper") distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. The rankings do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

MICROPAL, INC. ("Micropal") distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

MORNINGSTAR, INC. ("Morningstar") distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

CDA/WIESENBERGER'S MANAGEMENT RESULTS ("Wiesenberger") publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Wiesenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Wiesenberger rankings do not reflect deduction of sales charges or fees.

As is discussed in greater detail below, performance information may also be used to compare the performance of the Funds to certain widely acknowledged standards or indices for stock market performance, such as those listed below.

CONSUMER PRICE INDEX. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

DOW JONES INDUSTRIAL AVERAGE. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the NYSE.

MORGAN STANLEY REIT INDEX. The Morgan Stanley REIT Index is a market capitalization weighted total return index of 110 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.

NAREIT EQUITY INDEX. The NAREIT Equity Index consists of all tax-qualified equity REITs listed on the NYSE, American Stock Exchange and NASDAQ National Market System.

RUSSELL 1000 INDEX. The Russell 1000 Index is comprised of the 1000 largest U.S.-domiciled companies, ranked by market capitalization.

RUSSELL 2000 INDEX. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization.

RUSSELL 2000 VALUE INDEX. The Russell 2000 Value Index is comprised of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 GROWTH INDEX. The Russell 2500 Growth Index is comprised of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies with higher price-to-book ratios and higher forecasted growth values.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE. The S&P 500 is the most common index for the overall U.S. stock market.

Performance information about the Funds will be provided in the Funds' annual reports to shareholders, which will be available upon request and without charge. In addition, from time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, the performance of the Funds may be compared in some or all of these publications to the performance of various indices and investments for which reliable performance data is available and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Such publications may also publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of the sub-advisers who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.

                              FINANCIAL STATEMENTS

The Trust's audited financial statements and accompanying notes for the fiscal year ended August 31, 2003, included in the Trust's Annual Report to Shareholders and the report of Deloitte & Touche LLP, independent registered public accouting firm, appearing in such Annual Report, and the Trust's audited financial statements and accompanying notes for the fiscal period ended February 29, 2004, included in the Trust's Semi-Annual Report to Shareholders and the report of PricewaterhouseCoopers LLP, independent auditors appearing in such Semi-Annual Report are hereby incorporated by reference in this SAI and are so incorporated by reference. A copy of the Trust's Annual Report and Semi-Annual Report to Shareholders is available without charge upon request by calling JPMorgan Funds Services toll-free at (800) 348-4782 for Institutional Class Shares, Investor Class Shares, Class A Shares, Class B Shares and Class C Shares.

                                   APPENDIX A

                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Journal-Constitution
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bloomberg Wealth Manager
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CDA Investment Technologies
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Business Journal
Dallas Morning News
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Lauderdale Sun Sentinel
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(The) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Business Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money Magazine
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio

National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury News
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall Street Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                   APPENDIX B

                     ADVERTISING AND PROMOTIONAL LITERATURE

Undiscovered Managers Funds' advertising and promotional material may include, but is not limited to, discussions of the following information:

- Undiscovered Managers Funds' participation in wrap fee and no transaction fee programs

- Characteristics of the various sub-advisers, including the locations of offices, investment practices and clients

- Specific and general investment philosophies, strategies, processes and techniques

- Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

-    Industry conferences at which the various sub-advisers participate

- Current capitalization, levels of profitability and other financial information

- Identification of portfolio managers, researchers, economists, principals and other staff members and employees

- The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

- Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

-    Current and historical statistics relating to:
     --   total dollar amount of assets managed
     --   Undiscovered Managers Funds' assets managed in total and by series
     --   the growth of assets
     --   asset types managed

References may be included in Undiscovered Managers Funds' advertising and promotional literature about 401(k) and retirement plans that offer the Undiscovered Managers Funds' series. The information may include, but is not limited to:

- Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Undiscovered Managers Funds may or may not have a relationship.

- Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Undiscovered Managers Funds' series as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations and publications.

                           Undiscovered Managers Funds
                            Part C. Other Information

Item 22.   Financial Statements and Exhibits

     a. Amended and Restated Agreement and Declaration of Trust of Undiscovered Managers Funds (the "Trust") -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

     b. By-Laws of the Trust -- Incorporated by reference to Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

     c. See Articles III, V, VI and IX in the Trust's Declaration of Trust Exhibit a hereto) and Article XI in the Trust's By-Laws (Exhibit b hereto).

     d.    (i)    Management Agreements.

                  (1) Form of Management Agreement between the Trust and J.P.Morgan Investment Management Inc. ("JPMIM") relating to Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"). Incorporated by reference to Post-Effective Amendment No.15 to the Trust's Registration Statement on Form N-1A.

                  (2) Form of Management Agreement between the Trust and JPMIM relating to Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund"). Incorporated by reference to Post-Effective Amendment No.15 to the Trust's Registration Statement on Form N-1A.

                  (3) Form of Management Agreement between the Trust and JPMIM relating to Undiscovered Managers REIT Fund (the "REIT Fund"). Incorporated by reference to Post-Effective Amendment No.15 to the Trust's Registration Statement on Form N-1A.

                  (4) Form of Management Agreement between the Trust and JPMIM relating to UM Small Cap Growth Fund (the "Small Cap Growth Fund"). Incorporated by reference to Post-Effective Amendment No.15 to the Trust's Registration Statement on Form N-1A.

                  (5) Prior Management Agreement between the Trust and Undiscovered Managers, LLC ("Undiscovered Managers") relating to the Behavioral Growth Fund - Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

                  (6) Prior Management Agreement between the Trust and Undiscovered Managers relating to the Behavioral Value Fund -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

                  (7) Prior Management Agreement between the Trust and Undiscovered Managers relating to Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund")--Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

                  (8) Prior Management Agreement between the Trust and Undiscovered Managers relating to the REIT Fund -- Incorporated by reference to Post-Effective Amendment No.10 to the Trust's Registration Statement on Form N-1A.

                  (9) Prior Management Agreement between the Trust and Undiscovered Managers relating to the Small Cap Growth Fund -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

           (ii)   Sub-Advisory Agreements.

                  (1) Form of Sub-Advisory Agreement relating to the Behavioral Growth Fund between JPMIM and Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler"). Incorporated by reference to Post-Effective Amendment No.15 to the Trust's Registration Statement on Form N-1A.

                  (2) Form of Sub-Advisory Agreement relating to the Behavioral Value Fund between JPMIM and Fuller & Thaler.Incorporated by reference to Post-Effective Amendment No.15 to the Trust's Registration Statement on Form N-1A.

                  (3) Form of Sub-Advisory Agreement relating to the Small Cap Growth Fund between JPMIM and Mazama Capital Management,Inc. ("Mazama"). Incorporated by reference to Post-Effective Amendment No.15 to the Trust's Registration Statement on Form N-1A.

                  (4) Form of Interim Sub-Advisory Agreement relating to the REIT Fund, between Undiscovered Managers, LLC and JPMIM. Incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A.

                  (5) Prior Sub-Advisory Agreement relating to the Behavioral Growth Fund between Undiscovered Managers and Fuller & Thaler -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

                  (6) Prior Sub-Advisory Agreement relating to the Behavioral Value Fund between Undiscovered Managers and Fuller & Thaler -- Incorporated by reference to Post-

                         Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

                  (7) Prior Sub-Advisory Agreement relating to the Special Small Cap Fund between Undiscovered Managers and Kestrel Investment Management Corporation ("Kestrel Management")-- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

                  (8) Prior Sub-Advisory Agreement relating to the REIT Fund between Undiscovered Managers and Bay Isle Financial LLC("Bay Isle") -- Incorporated by reference to Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A.

                  (9) Prior Sub-Advisory Agreement relating to the Small Cap Growth Fund between Undiscovered Managers and Mazama --Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

     e.    (i)    Form of Distribution Agreement between the Trust and J.P.
                  Morgan Fund Distributors, Inc. Incorporated by reference to
                  Post-Effective Amendment No. 19 to the Trust's Registration
                  Statement on Form N-1A.

           (ii) Prior Distribution Agreement between the Trust and PFPC Distributors, Inc. -- Incorporated by reference to Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A.

     f.    None.

     g.    (i)    Form of Global Custody Agreement between JPMorgan Chase Bank and the Trust. Incorporated by reference to Post-Effective
                  Amendment No. 17 to the Trust's Registration Statement on
                  Form N-1A.

           (ii) Prior Form of Custodian Agreement between the Trust and The Bank of New York -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

     h.    (i)    Form of Administration Agreement between the Trust and J.P.
                  Morgan Chase Bank. Incorporated by reference to
                  Post-Effective Amendment No. 17 to the Trust's Registration
                  Statement on Form N-1A.

           (ii) Form of Transfer Agency Agreement between the Trust and DST Systems, Inc. Incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A.

           (iii) Form of Shareholder Servicing Agreement relating to Class A, Class C and Institutional Class Shares. Incorporated by reference to Post-Effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A.

           (iv) Form of Fee Waiver and Expense Reimbursement Agreement between the Trust on behalf of the UM Small Cap Growth Fund and JPMorgan Chase Bank. Incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A.

            (v) Form of Fee Waiver and Expense Reimbursement Agreement between the Trust on behalf of the Undiscovered Managers Behavioral Growth Fund and JPMorgan Chase Bank. Incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A.

           (vi) Form of Fee Waiver and Expense Reimbursement Agreement between the Trust on behalf of the Undiscovered Managers REIT Fund and JPMorgan Chase Bank. Incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A.

          (vii) Form of Fee Waiver and Expense Reimbursement Agreement between the Trust on behalf of the Undiscovered Managers Behavioral Value Fund and JPMorgan Chase Bank. Incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A.

         (viii) Form of Fee Waiver and Expense Reimbursement Agreement between the Trust on behalf of Class A and Class C of the UM Small Cap Growth Fund and JPMorgan Chase Bank. Incorporated by reference to Post-Effective Amendment No. 19 to the Trust's Registration Statement on Form N-1A.

           (ix) Form of Fee Waiver and Expense Reimbursement Agreement between the Trust on behalf of Class A of the Undiscovered Managers Behavioral Growth Fund and JPMorgan Chase Bank. Incorporated by reference to Post-Effective Amendment No. 19 to the Trust's Registration Statement on Form N-1A.

            (x) Form of Fee Waiver and Expense Reimbursement Agreement between the Trust on behalf of Class C of the Undiscovered Managers Behavioral Growth Fund and JPMorgan Chase Bank. Incorporated by reference to Post-Effective Amendment No. 19 to the Trust's Registration Statement on Form N-1A.

           (xi) Form of Fee Waiver and Expense Reimbursement Agreement between the Trust on behalf of Class A and Class C of the Undiscovered Managers REIT Fund and JPMorgan Chase Bank. Incorporated by reference to Post-Effective Amendment No. 19 to the Trust's Registration Statement on Form N-1A.

          (xii) Form of Fee Waiver and Expense Reimbursement Agreement between the Trust on behalf of Class A and Class C of the Undiscovered Managers Behavioral Value Fund and JPMorgan Chase Bank. Incorporated by reference to Post-Effective Amendment No. 19 to the Trust's Registration Statement on Form N-1A.

         (xiii) Form of Fee Waiver and Expense Reimbursement Agreement between the Trust on behalf of Class B of the Undiscovered Managers Behavioral Growth Fund and JPMorgan Chase Bank.
                  Incorporated by reference to Post-Effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A.

          (xiv) Form of Fee Waiver and Expense Reimbursement Agreement between the Trust on behalf of Class B of the Undiscovered Managers REIT Fund and JPMorgan Chase Bank. Incorporated by reference to Post-Effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A.

           (xv) Form of Fee Waiver and Expense Reimbursement Agreement between the Trust on behalf of Class B of the Undiscovered Managers Behavioral Value Fund and JPMorgan Chase Bank. Incorporated by reference to Post-Effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A.

          (xvi)   (1)    Prior Amended and Restated Transfer Agency and Services
                         Agreement between the Trust and PFPC Inc. -
                         Incorporated by reference to Post-Effective Amendment
                         No. 13 to the Trust's Registration Statement on Form
                         N-1A.

                  (2) Prior Amendment to Amended and Restated Transfer Agency and Services Agreement between the Trust and PFPC Inc. -- Incorporated by reference to Post- Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A.

                  (3) Prior Form of Customer Identification Services Amendment to Amended and Restated Transfer Agency and Services Agreement between the Trust and PFPC Inc. Incorporated by reference to Post-Effective Amendment No.15 to the Trust's Registration Statement on Form N-1A.

         (xvii) Prior Form of Organizational Expense Reimbursement Agreement between the Trust and Undiscovered Managers -- Incorporated by reference to Pre- Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

         (xviii) Prior Form of Amended and Restated Expense Deferral Agreement between the Trust and Undiscovered Managers relating to each of the Funds. -- Incorporated by reference to Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A.

         (xix)    Prior Form of Administrative Services Agreement between the

                  Trust and Undiscovered Managers -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

         (xx) Prior Amended and Restated Sub-Administration Agreement between Undiscovered Managers and PFPC Inc. -- Incorporated by reference to Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A.

     i.    (i)    Opinion and Consent of Counsel, dated December 17, 1997
                  relating to the Behavioral Growth Fund, the Special Small Cap
                  Fund, the REIT Fund, Undiscovered Managers Small Cap Value
                  Fund, Undiscovered Managers Mid Cap Value Fund, Undiscovered
                  Managers Core Equity Fund and Undiscovered Managers All Cap
                  Value Fund -- Incorporated by reference to Pre-Effective
                  Amendment No. 2 to the Trust's Registration Statement on Form
                  N-1A.

           (ii) Opinion and Consent of Counsel, dated December 18, 1998 relating to the Behavioral Value Fund, Undiscovered Managers Behavioral Long/Short Fund, UM International Equity Fund and UM International Small Cap Equity Fund -- Incorporated by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A.

           (iii) Opinion and Consent of Counsel dated October 2, 2000 relating to Undiscovered Managers Behavioral Large Cap Fund, UM Merger & Acquisition Fund and the Small Cap Growth Fund -- Incorporated by reference to Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A.

     j.    (i)    Consents of Independent Auditors. Filed herewith.

           (ii)   Powers of Attorney for: William J. Armstrong,
                  Roland R. Eppley, Jr., Ann Maynard Gray, Matthew Healey, Robert J. Higgins, Fergus Reid III, James J. Schonbachler, Leonard M. Spalding, Jr., William G. Morton, Jr. and
                  Dr. Matthew Goldstein. Incorporated by reference to Post-Effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A.

           (iii) Prior Powers of Attorney for each of Roger B. Keating, Matthew J. Kiley and Robert P. Schmermund, designating
                  Mark P. Hurley, Tricia Duncan and Yvonne Kanner -- Incorporated by reference to Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A.


     k.    Omitted Financial Statements -- None.

     l. Investment Representation Letter -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

     m.    (i)    Service and Distribution Plan relating to Investor Class
                  Shares

           --Incorporated by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A.

           (ii) Form of Rule 12b-1 Distribution Plan relating to Class A Shares, Class B Shares and Class C Shares. Filed herewith.

     n. Form of Amended Rule 18f-3 Plan. Incorporated by reference to Post-Effective Amendment No. 20 to the Trust's Registration Statement on Form N-1A.

     o.    Reserved.

     p.    Codes of Ethics.

           (i) Code of Ethics of the Trust. Incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A.

           (ii) Code of Ethics of J.P. Morgan Fund Distributors Inc. Incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A.

           (iii) Code of Ethics of JPMIM. Incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A.

           (iv) Code of Ethics for Principal Executives and Senior Financial Officer. Incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement on Form N-1A.

           (v) Code of Ethics of the Fuller & Thaler, -- Incorporated by reference to Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A.

           (vi) Code of Ethics of Mazama -- Incorporated by reference to Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A.

           (vii) Prior Code of Ethics of PFPC Distributors, Inc. -- Incorporated by reference to Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A.

Item 23.   Persons Controlled by or Under Common Control with the Trust

           As of the date of this Amendment to the Registration Statement, there are no persons controlled by or, to the Trust's knowledge, under common control with the Trust.

Item 24.   (a)    Indemnification

                  Article VIII of the Trust's Agreement and Declaration of Trust (Exhibit a of Item 23 hereto) and Article 4 of the Trust's By-Laws (Exhibit b of Item 23 hereto) provides for indemnification of its Trustees and officers. The effect of these provisions is to provide indemnification for each of the Trust's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Trust, and except that no Trustee or officer shall be indemnified against any liability to the Trust or its shareholders to which such Trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

                  The Registrant has entered into an agreement with the former Trustees of the Trust specifying the procedural process to effectuate indemnity claims and for the Registrant to make advances for payment of expenses incurred by such former Trustees in connection with a claim for indemnification covered under Article 4 of the Trust's By-Laws.

                  In case any shareholder or former shareholder of the Trust shall be held to be personally liable solely by reason of his or her being or having been a shareholder of the Trust or of a particular series or class and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the series (or attributable to the class) of which he or she is a shareholder or former shareholder to be held harmless from and indemnified against all loss and expense arising from such liability.

           (b)    Insurance

                  The Trust maintains a joint directors and officers and professional liability insurance policy with the Adviser pursuant to which the Trust's directors and officers and the directors and officers of the Adviser are indemnified in certain circumstances. The policy is provided by Chubb Group of Insurance Companies and insures each trustee and officer of the Trust against management liability and professional liability for decisions made in connection with the Trust, and each director and officer of the Adviser against management liability and professional liability for decisions made in connection with the Adviser. In addition, the policy also provides protection for the Trust and the Advisor entities against professional liability, in each case to the extent permitted by the 1940 Act, up to a maximum of $5,000,000.

Item 25.   Business and Other Connections of Investment Adviser

           (a) The business of J.P. Morgan Investment Management Inc. is summarized in the Prospectuses constituting Part A of this Registration Statement, which are incorporated herein by reference. The business or other connections of each director and officer of J. P. Morgan Investment Management Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc.(File No. 801-21011).

           (b) From the inception of each Fund until January 30, 2004, Undiscovered Managers was the investment adviser to all series of the Trust, and its business is summarized in "The Funds --The Funds' Management" in the Prospectus. Undiscovered Managers' management committee members and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

NAME AND OFFICE WITH                         NAME AND ADDRESS OF             NATURE OF
UNDISCOVERED MANAGERS                        OTHER AFFILIATIONS              CONNECTION
Mark P. Hurley                               None                            None
Chairman, Chief
Executive Officer and
Management Committee
Member

Yvonne Kanner                                None                            None
Senior Vice President and Management
Committee Member

R. James Ellis                               Mill River Corporation          President, Secretary
Management Committee                         160 Bovet Road,                 and Director
Member                                       Suite 402
                                             San Mateo, CA 94402

           (b) Fuller & Thaler is the sub-adviser to the Behavioral Growth Fund and the Behavioral Value Fund and its business is summarized in "The Funds" in the Prospectus. Fuller & Thaler's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

                                                  NAME AND ADDRESS
NAME AND OFFICE WITH                              OF OTHER                         NATURE OF
FULLER & THALER                                   AFFILIATIONS                     CONNECTION
Russell J. Fuller (Director)                      None                             None
President and Chief Investment  Officer

Steve D. Bard (Director)                          *Fidelity Investments            *Senior Vice President
Senior Vice President and Chief Operating         350 California, Suite #500
Officer                                           San Francisco, CA  94104

Anne M. Fuller (Director)                         None                             None
Treasurer

John L. Kling (Director)                          None                             None
Senior Vice President and Director of Research

Frederick W. Stanske (Director)                   None                             None
Senior Vice President

                                                  NAME AND ADDRESS
NAME AND OFFICE WITH                              OF OTHER                         NATURE OF
FULLER & THALER                                   AFFILIATIONS                     CONNECTION
Richard H. Thaler                                 University of Chicago            Professor of
(Director) Principal                              Graduate School of Business      Behavioral Science
                                                  1101 East 58th Street            and Economics
                                                  Chicago, Illinois 60637

Michael J. Gray                                   *Avera Global Partners           *Director of Marketing
Vice President and Relationship Manager           Two Embarcadero Center, Suite    and Client Service
                                                  2350
                                                  San Francisco, CA 94111

Crystal C. Kwok                                   None                             None
Vice President and Relationship Manager

Joseph S. Leung                                   *AXA Rosenberg                   *Chief Investment Officer
Vice President and Head of International          4 Orinda Way, Bldg E
Strategies                                        Orinda, CA  94563

Brendan S. MacMillan                              None                             None
Vice President and Portfolio Manager

Mark T. Moon                                      None                             None
Vice President and Portfolio Manager

Fernando Villegas                                 None                             None
Director of Trading


Qiao Wen                                          None                             None
Vice President and Analyst

           (c) From inception until December 31, 2003, Bay Isle was the sub-adviser to the REIT Fund, and its business is summarized in "The Funds" in the Prospectus. Bay Isle's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

NAME AND OFFICE WITH                  NAME AND ADDRESS OF                         NATURE OF
BAY ISLE                              OTHER AFFILIATIONS                          CONNECTION
William F.K. Schaff                   None                                        None
President & Chief Investment Officer

Gary Pollock                          None                                        None
Executive Vice President and
Treasurer

           (d) Mazama is the sub-adviser to the Small Cap Growth Fund, and its business is summarized in "The Funds" in the Prospectus. Mazama's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

NAME AND OFFICE WITH                      NAME AND ADDRESS OF                    NATURE OF
MAZAMA                                    OTHER AFFILIATIONS                     CONNECTION
Ronald A. Sauer                           None                                   None
Chairman and President

Brian P. Alfrey                           None                                   None
Director, Executive Vice President and
Chief Operating Officer

Jill Ronne Collins                        None                                   None
Senior Vice President

Stephen C. Brink                          None                                   None
Senior Vice President

Helen M. Degener                          The Mathes Company                     Portfolio Manager
Director and Strategic Advisor            375 Park Avenue
                                          New York, NY  10152

Item 26.

           (a) J.P. Morgan Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc., is anticipated to be the underwriter for the Registrant. J.P. Morgan Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

                         J.P. Morgan Funds
                         J.P. Morgan Institutional Funds
                         J.P. Morgan Series Trust
                         J.P. Morgan Series Trust II
                         J.P. Morgan Mutual Fund Group
                         J.P. Morgan Mutual Fund Investment Trust
                         J.P. Morgan Mutual Fund Select Group
                         J.P. Morgan Mutual Fund Select Trust
                         J.P. Morgan Mutual Fund Trust
                         Mutual Fund Variable Annuity Trust
                         Growth and Income Portfolio
                         J.P. Morgan Fleming Mutual Fund Group, Inc.
                         J.P. Morgan Mutual Series
                         J.P. Morgan Fleming Series Trust
                         JPMorgan Value Opportunities Fund, Inc.

           (b) The following are the Directors and officers of J.P. Morgan Fund Distributors, Inc.(the "Distributor"). The principal business address of each of these persons, is listed below.

NAME AND ADDRESS                       POSITION AND                      POSITION AND
                                       OFFICES WITH THE                  OFFICE WITH
                                       DISTRIBUTOR                       THE TRUST
Charles Linn Booth                     Vice President/Assistant          None
3435 Stelzer Road                      Compliance Officer
Columbus, OH 43219

James L. Fox                           Director/Treasurer                None
90 Park Ave.
New York, NY 10016

Kevin J. Dell                          Director/Secretary                None
90 Park Ave.
New York, NY 10016

Edward S. Forman                       Assistant Secretary               None
90 Park Ave.
New York, NY 10016

Stephen Hoffman                        Financial Operations Officer      None
3435 Stelzer Road
Columbus, OH 43219

Richard F. Froio                       Vice President/Chief Compliance   None
60 State Street                        Officer
Boston, MA 02109

William J.                             President                         None
Tomko
3435 Stelzer Road
Columbus, OH 43219

           (c) From January 1, 2002 to January 30, 2004 PFPC Distributors, Inc. s was distributor for the Trust. PFPC Distributors, Inc. also acts as principal underwriter for the following investment companies as of August 16, 2003:

                  AB Funds Trust
                  AFBA 5 Star Funds, Inc.
                  Atlantic Whitehall Funds Trust

                  Forward Funds, Inc
                  Harris Insight Funds Trust

                  Hillview Investment Trust II
                  International Dollar Reserve Fund I, Ltd.
                  Kalmar Pooled Investment Trust
                  Matthews Asian Funds

                  Metropolitan West Funds

                  New Covenant Funds
                  Pictet Funds

                  The RBB Fund, Inc.

                  RS Investment Trust
                  Scudder Investments VIT Funds
                  Smith Graham Institutional Funds
                  Stratton Growth Fund, Inc.

                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  Tomorrow Funds Retirement Trust
                  Trainer, Wortham First Mutual Funds
                  Weiss, Peck & Greer Funds Trust

                  Weiss, Peck & Greer International Fund
                  Wilshire Target Funds, Inc.
                  WPG Large Cap Growth Fund

                  WPG Tudor Fund
                  WT Investment Trust

                  Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                       BlackRock Provident Institutional Funds
                       BlackRock Funds, Inc.

                  Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                       Northern Funds Trust
                       Northern Institutional Funds Trust

                  Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                       ABN AMRO Funds

                  PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFCP

                  Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

           (d)    (i)    PFPC Distributors, Inc.

                                                                                     POSITION
                                                                                     AND
                                           POSITION AND OFFICE                       OFFICE
NAME AND PRINCIPAL                         WITH PFPC                                 WITH THE
BUSINESS ADDRESS                           DISTRIBUTORS, INC.                        TRUST
Brian Burns                                Chairman, Chief Executive Officer,        None
                                           Director and President
Michael Denofrio                           Director                                  None

Susan Keller                               Director                                  None

Rita G. Adler                              Chief Compliance Officer                  None
Christine A. Ritch                         Chief Legal Officer                       None

Salvatore Faia                             Secretary and Clerk                       None
Christopher S. Conner                      Assistant Secretary and Assistant Clerk   None
Bradley A. Stearns                         Assistant Secretary and Assistant Clerk   None
John L. Wilson                             Assistant Secretary and Assistant Clerk   None
John Coary                                 Treasurer                                 None

Douglas D. Castagna                        Controller and Assistant Treasurer        None
Bruno DiStefano                            Vice President                            None
Elizabeth T. Holtsbery                     Vice President                            None

Susan K. Moscaritolo                       Vice President                            None

Thomas Rodman                              Vice President                            None

Brian Burns                                Chairman, Chief Executive Officer,        None
                                           Director and President

Michael Denofrio                           Director                                  None

     * The principal business address of each individual is 760 Moore Road, King of Prussia, Pennsylvania 19406.

                  (ii) Provident Distributors, Inc., a former distributor of the Trust, has merged with and into PFPC Distributors, Inc., and therefore, no longer has any directors, officers or partners.


           (c)    None.

Item 27.   Location of Accounts and Records

           All accounts, books and other documents required to be maintained by
           Section 31(a) of the Investment Company Act of 1940, as amended (the"1940 Act"), and the Rules thereunder will be maintained at the offices of:

                JP Morgan Chase Bank: 3 Chase MetroTech, Brooklyn, NY 11245 and

                J.P.Morgan Investment Management Inc.: 522 Fifth Avenue, New York, NY 10036 (records relating to its functions as shareholder servicing agent and administrative services agent).

                DST SYSTEMS, INC.: 210 W. 10th Street, Kansas City, MO 64105 (records relating to its functions as transfer agent).

                JPMorgan Chase Bank: 3 MetroTech, Brooklyn, New York 11245 (records relating to its functions as custodian and fund accounting agent.)

                J.P. MORGAN FUND DISTRIBUTORS, INC.: 522 Fifth Avenue, New York, NY 10036 (records relating to its functions as distributor and sub-administrator).

Item 28.   Management Services

           There are no management-related service contracts not discussed in Parts A and B.

Item 29.   Undertakings

           (a) The undersigned Trust hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding voting securities and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

           (b) The Trust hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Trust's latest Annual Report to shareholders upon request and without charge.


                                     NOTICE

A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 3rd day of June, 2004.

                                                  Undiscovered Managers Funds


                                                  By: /s/ George C.W. Gatch
                                                     ----------------------
                                                  George C.W. Gatch
                                                  Title: President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on June 3, 2004.



SIGNATURES                                             TITLE                      DATE
/s/William J. Armstrong*                               Trustee                    June 3, 2004
-------------------------
William J. Armstrong

/s/Roland R. Eppley, Jr.*                              Trustee                    June 3, 2004
--------------------------
Roland R. Eppley, Jr.

/s/Dr. Matthew Goldstein*                              Trustee                    June 3, 2004
-------------------------
Dr. Matthew Goldstein

/s/Ann Maynard Gray*                                   Trustee                    June 3, 2004
---------------------
Ann Maynard Gray

/s/Matthew Healey*                                     Trustee and President      June 3, 2004
-------------------                                    of the Board of Trustees
Matthew Healey

/s/Robert J. Higgins*                                  Trustee                    June 3, 2004
----------------------
Robert J. Higgins

/s/William G. Morton, Jr.*                             Trustee                    June 3, 2004
---------------------------
William G. Morton, Jr.

/s/Fergus Reid III*                                    Trustee and Chairman       June 3, 2004
--------------------
Fergus Reid III

/s/James J. Schonbachler *                             Trustee                    June 3, 2004
-----------------------------
James J. Schonbachler

/s/Leonard M. Spalding, Jr. *                          Trustee                    June 3, 2004
-----------------------------
Leonard M. Spalding, Jr.


                                        *By: /s/ Patricia A. Maleski
                                        ------------------------------
                                        Patricia A. Maleski
                                        Treasurer and Attorney-in-Fact

                           UNDISCOVERED MANAGERS FUNDS

                                Index to Exhibits


EXHIBIT NO.                         DESCRIPTION
(j)(i)      Consents of Independent Auditors